UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1101 Stewart Avenue, Suite 207, Garden City, NY 11530

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

516-307-1760

Date of fiscal year end:

8/31

Date of reporting period: 2/28/11

Item 1.  Reports to Stockholders.

CLASS I SHARES

SEMI-ANNUAL REPORT

AS OF FEBRUARY 28, 2011

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Chairman’s Letter

Investment Review

Schedules of Investments

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financials

Financial Highlights

Supplemental Information

Privacy Notice

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia

Trustee, Chairman, President & CEO

Patrick H. McCollough

Trustee

Udo W. Koopmann

Trustee

Floyd E. Seal

Trustee

Stephen H. Hamrick

Trustee

William B. Blundin

Trustee

Stephen Ventimiglia

Vice President & Secretary

Jonathan W. Ventimiglia

Vice President, Assistant Secretary,

                                                                                    Treasurer & Chief Financial Officer

James S. Vitalie

Vice President

Michael J. Wagner

Chief Compliance Officer

RoseAnne Casaburri

Assistant Secretary

Richard S. Gleason

Assistant Treasurer

Investment Manager

Distributor

Saratoga Capital Management, LLC

Northern Lights Distributors, LLC

1101 Stewart Avenue, Suite 207

4020 South 147th Street

Garden City, New York 11530-4808

Omaha, Nebraska 68137

Transfer & Shareholder Servicing Agent

Custodian

Gemini Fund Services, LLC

BNY Mellon Corp.

4020 South 147th Street, Suite 2

1 Wall Street, 25th Floor

Omaha, Nebraska 68137

New York, New York 10286

Administrator & Fund Accounting Agent

Custody Administrator

Gemini Fund Services, LLC

Gemini Fund Services, LLC

450 Wireless Boulevard

450 Wireless Boulevard

Hauppauge, New York 11788

Hauppauge, New York 11788

THE SARATOGA ADVANTAGE TRUST

Semi-Annual Report to Shareholders

April 17, 2011

Dear Shareholder:

We are pleased to provide you with this semi-annual report on the investment strategies and performance of the portfolios in the Saratoga Advantage Trust (the “Trust”).  This report covers the six months from September 1, 2010 through February 28, 2011.

FOLLOWING ARE SOME INTERESTING

STATISTICS FOR INVESTORS TO CONSIDER1

Historically, long-term gains have followed muted market returns2.  Following muted return markets (markets that produce an average annual return of 5% or less over a ten-year period), the average annual return for the 10-year period following a muted market since October 1929 was approximately 15% and the lowest was approximately 8%.  Over the last 10 years ended December 31, 2010, the stock market, as measured by the S&P 500, turned in an average annual return of 1.4% (while it has had average annual returns of 9% per year from October 1, 1929-December 31, 2010).  Of course, past performance is not a guarantee of future results and this information should not be used to try to predict performance.

1Source: Prudential Investment Management Services LLC, a Prudential Financial company.

2S&P 500 Total Returns from October 1, 1929-December 31, 2010.  Prudential Investments studied monthly rolling 10-year periods, starting in October 1929 and covering 736 monthly periods, to determine the frequency of muted return markets and the magnitude of returns during and after those markets.  Prudential Investments identified a muted return market as one that delivers an average annual return of 5% or below over a 10-year period.  According to Prudential Investments, since October 1929, muted return markets have occurred in 91 out of a possible 736 rolling 10-year periods.  The first period Prudential Investments studied was October 1, 1929-September 30, 1939, and the subsequent 10-year period ranged from October 1, 1939-September 30, 1949.  The last period studied was January 1, 1991-December 31, 2000, and the subsequent 10-year period ranged from January 1, 2001-December 31, 2010.

We believe that successful investing requires discipline and patience. Try to stay focused on your long-term investment goals. Don’t let short-term stock and bond market fluctuations or investment manias change your long-term investment strategy.  The Saratoga Advantage Trust’s portfolios are managed by some of the world’s leading institutional investment advisory firms.  Combining the strength of the Trust’s performance with a well-designed asset allocation plan can help you to achieve your long-term investment goals.

ECONOMIC OVERVIEW

As measured by the Gross Domestic Product (GDP), the United States (U.S.) economy advanced by an annualized rate of 3.1% during the fourth quarter of 2010. The Saratoga Economic Leading StatisticsSM index (ELS) helps us identify trends in the U.S. economy; as of February 2011, the ELS index was at +39, slightly higher than its August 2010 reading of +38. The current ELS index level suggests a continuation of a slow to moderate level of economic growth for the U.S. economy; however, for the ELS index to stall at this low of a reading six quarters into an economic expansion gives us pause. The normal range of the ELS index is +50 to -50, and its average level for a firm economic recovery has been about +47. As a point of reference, following the 2001 recession, the first six quarters of economic growth were very slow, and the growth pattern of the ELS index was similar to its current progress. Likewise, inflation continues to be an important barometer of the strength of U.S. economic recoveries. In June 2002, inflation, as measured by the Consumer Price Index (CPI), had a cycle low of nearly 1.06% year-over-year (y-o-y). Six ensuing quarters of economic growth pushed the CPI to over 3% y-o-y; it then fell and ranged between roughly 1.6% and 2.3% y-o-y for several months. Then, during May 2004, CPI began advancing again, and by July 2008 hit a new cycle high of 5.6% y-o-y. In the midst of that CPI rally, in June 2006, the growth momentum of the GDP was choked off and slowed until it fell into recession in March 2008. Finished Energy Goods (FEG) is a statistic that helps us understand what might have derailed that expansion. The FEG index (home heating oil, residential electric power, residential gas, gasoline) is a significant component of the Producer Price index. The FEG index trended from around 55 to 105 from 1979 through most of 2004. During that period, when the FEG index was in a steep uptrend, the CPI largely followed suit. The FEG index started advancing in mid-2004 and peaked at 206 in July 2008; it then declined drastically to about 134 in December 2008 (half-way into that recession). The FEG index has advanced sharply since, hitting 187.9 in February 2011. Similarly, the current expansion has seen the CPI move up, going from negative territory to approximately 2.1% y-o-y as of February 2011. The present U.S. economic expansion will most likely stall if inflation continues upwards. The Federal Reserve (Fed) continues to state that it expects inflation to be stable. At the March 11, 2011 Federal Reserve Open Market Committee meeting, the Fed released the following statement in part: “Commodity prices have risen significantly since the summer, and concerns about global supplies of crude oil have contributed to a sharp run-up in oil prices in recent weeks. Nonetheless, longer-term inflation expectations have remained stable, and measures of underlying inflation have been subdued….”  Currently inflation is subdued, but many economic statistics are suggesting that it could become unstable.

COMPARING THE PORTFOLIOS’ PERFORMANCE TO BENCHMARKS

When reviewing the performance of the portfolios against their benchmarks, it is important to note that the Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad of choices available.  Each Saratoga portfolio was formed to represent a single asset class, and each portfolio’s institutional money manager was selected based on their ability to manage money within that class.  Therefore, the Saratoga portfolios can help investors to properly implement their asset allocation decisions, and keep their investments within the risk parameters that they establish with their investment consultants. Without the intended asset class consistency of the Saratoga portfolios, even the most carefully crafted allocation strategy could be negated. Furthermore, the benchmarks do not necessarily provide precise standards by which to measure the portfolios against in that the characteristics of the benchmarks can vary widely at different points in time from the Saratoga portfolios (e.g., characteristics such as: average market capitalizations, price-to-earnings and price-to-book ratios, bond quality ratings and maturities, etc.).  In addition, the benchmarks can potentially have a survivor bias built into them (i.e., the performance of only funds that are still in existence may remain part of the benchmark’s performance while funds that do not exist anymore may be removed from the benchmark’s performance).

ELECTRONIC DELIVERY AVAILABLE

This report can be delivered to you electronically. Electronic delivery can help simplify your record keeping.  With electronic delivery you’ll receive an email with a link to your Saratoga Advantage Trust quarterly statement, daily confirmations and/or semi-annual and annual reports each time one is available. You have the ability to choose which items you want delivered electronically.  Choose one item or all items. It’s up to you.  Please call our Customer Service Department toll-free at 1-888-672-4839 for instructions on how to establish electronic delivery.

AUTOMATED ACCOUNT UPDATES

I am pleased to inform you that you can get automated updates on your investments in the Saratoga Advantage Trust 24 hours a day, everyday, by calling toll-free 1-888-672-4839.  For additional information about the Trust, please call your financial advisor, visit our website at www.saratogacap.com or call 1-800-807-FUND.

Finally, following you will find specific information on the investment strategy and performance of each of the Trust’s portfolios.  Please speak with your financial advisor if you have any questions about your investment in the Saratoga Advantage Trust or your allocation of assets among the Trust’s portfolios.

We remain dedicated to serving your investment needs.  Thank you for investing with us.

Best wishes,

Bruce E. Ventimiglia

Chairman, President and

Chief Executive Officer

Investors should consider the investment objectives, risks, charges and expenses of the Saratoga Funds carefully.  This and other information about the Saratoga Funds is contained in your prospectus, which should be read carefully.  To obtain an additional copy of the prospectus, please call (800) 807-FUND. Past performance is not indicative of future results. Investments in stocks, bonds and mutual funds are not guaranteed and the principal value and investment return can fluctuate.  Consequently, investors may receive back less than invested.

The security holdings discussed may not be representative of the Funds’ current or future investments. Portfolio holdings are subject to change and should not be considered to be investment advice. The Funds of the Saratoga Advantage Trust are distributed by Northern Lights Distributors, LLC, member FINRA.

xxxx-NLD-x/x/2011

INVESTMENT REVIEW

LARGE CAPITALIZATION VALUE PORTFOLIO

Advised by: M.D. Sass Investor Services, Inc., New York, New York

Objective: The Portfolio seeks total return consisting of capital appreciation and dividend income.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	5.39%
Ten Year: 3/1/01 — 2/28/11*	-0.95%
Five Year: 3/1/06 — 2/28/11*	-3.16%
One Year: 3/1/10 — 2/28/11	21.20%
Six Months: 9/1/10 — 2/28/11	34.99%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 1.58%.

PORTFOLIO ADVISOR COMMENTARY

The six month period ended February 28, 2011 was generally strong for stocks.  The Saratoga Large Capitalization Value Portfolio advanced during the period.

The global economic recovery has maintained its steady pace driving increased demand for oil and subsequently a significant move generally in the stocks of energy related companies.  Each of the Portfolio's holdings in the energy sector increased by at least 50% over the six month period with Baker Hughes (4.44%) leading the way with a 90% increase. We believe the cycle for the oil service sector is still in its early stages with the international and deepwater markets providing the next legs of growth.

The health care sector was also a positive contributor in the six month period.  The Portfolio has focused on stocks that should benefit from the coming wave of drugs whose patents will expire potentially leading to a significant increase in generic drug revenues.  McKesson (4.49%) and Watson (3.19%) Pharmaceuticals are beneficiaries of this trend and saw their stock prices increase by greater than 30% in the period.

During the last six months, we have replaced numerous positions that achieved our price targets with new investments that we believe have more upside potential. New positions include CVS Caremark (3.50%), FMC Corp (2.84%), Motorola Solutions (0.00%), Mylan (3.08%), Occidental Petroleum (2.86%), Prudential (3.10%), TRW Automotive (0.00%), Xerox (3.14%), and Visa (4.23%).

We remain supportive of the view that the global economy is on track and the stock markets are in the beginning stages of a secular recovery.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION VALUE PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
McKesson Corp.	4.5%
Devon Energy Corp.	4.5%
Baker Hughes, Inc.	4.4%
Visa, Inc.	4.2%
Metlife, Inc.	4.2%
State Street Corp.	3.8%
Flowserve Corp.	3.7%
Stanley Black & Decker, Inc.	3.6%
CVS Corp.	3.5%
Baxter International. Inc.	3.5%

                                                                                                      *Based on total net assets as of February 28, 2011

                                                                                                       Excludes short-term investments.

Portfolio Composition*

Other/Cash Equivalents 31.6%
Insurance 12.8%
Pharmaceuticals 10.8%
Oil & Gas Services 10.4%
Software 8.3%
Oil & Gas 7.3%
Commercial Services 4.2%
Banks 3.8%
Machinery Diversified 3.7%
Hand/Machine Tools 3.6%
Healthcare-Products 3.5%

The Morningstar Large Value Average (“Large Value Average”), as of February 28, 2011, consisted of 1,317 mutual funds comprised of large market capitalization value stocks.  The Large Value Average is not managed and it is not possible to invest directly in the Large Value Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

LARGE CAPITALIZATION GROWTH PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	5.62%
Ten Year: 3/1/01 — 2/28/11*	0.44%
Five Year: 3/1/06 — 2/28/11*	2.96%
One Year: 3/1/10 — 2/28/11	38.44%
Six Months: 9/1/10 — 2/28/11	33.50%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 1.61%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2011, the Saratoga Large Capitalization Growth Portfolio produced positive performance.  The strong performance was primarily due to stock selection in the consumer discretionary, health care and technology sectors, as well as an underweight position in the consumer staples sector.  Apple (7.64%) and priceline.com (4.16%) were the largest contributors to performance. Apple reported very strong results during the period, as the company continues to post strong sales of its computers, iPhones and more recently iPads.  Online travel company priceline.com also reported strong results, as a rebound in travel to Europe and Asia helped increase hotel bookings.

The largest detractors to performance did not have a significant impact on overall performance.  Among the largest detractors were Nvidia (1.92%) and General Motors (3.27%).  Nvidia develops processors and related software that is used in the tablet segment of the market.  Shares of the company declined amidst concerns that the outlook for the tablet market has been overly positive and may result in a glut of inventories.  General Motors reported a mixed quarter during the time period, short of some of the highest expectations.  Many investors also grew concerned that higher fuel prices would damper truck demand.

Consumer discretionary and technology remained the Portfolio’s most overweighted sectors throughout the period.  However, we did reduce the Portfolio’s consumer discretionary exposure.  The consumer trend that commenced off the market bottom showed signs of maturation.   Within technology we have focused primarily on exposure to the digital consumer, including smart phones, tablets, e-commerce and productivity enhancing software and storage solutions for the corporate enterprise.   We increased our exposure to the industrials sector over the period, focusing on globally competitive exporters with positive order and revenue growth trends exposed to agriculture, energy services, aerospace, transportation and global emerging markets

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

LARGE CAPITALIZATION GROWTH PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Apple, Inc.	7.6%
Priceline.com, Inc.	4.2%
Deere & Co.	4.0%
Oracle Corp.	4.0%
Cognizant Technology Solutions Corp.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Salesforce.com, Inc.	3.7%
FMC Technologies, Inc.	3.7%
Estee Lauder Cos., Inc. (The)	3.6%
National Oilwell Varco, Inc.	3.4%

                                                                                                   *Based on total net assets as of February 28, 2011

                                                                                                                    Excludes short-term investments.

Portfolio Composition*

Real Estate
3.8%
Other/Cash Equivalents
16.4%
Computers
14.6%
Retail
4.5%
Auto Manufacturers
5.4%
Internet
12.6%
Oil & Gas Services
7.0%
Machinery Diversified
7.3%
Software
12.5%
Telecommunications
8.3%
Pharmaceuticals
7.6%

The Morningstar Large Growth Average (“Large Growth Average”), as of February 28, 2011, consisted of 1,779 mutual funds comprised of large market capitalization growth stocks.  The Large Growth Average is not managed and it is not possible to invest directly in the Large Growth Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MID CAPITALIZATION PORTFOLIO

Advised by: Vaughn Nelson Investment Management, L.P., Houston, Texas

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 1/7/03 — 2/28/11*	10.55%
Five Year: 3/1/06 — 2/28/11*	5.71%
One Year: 3/1/10 — 2/28/11	32.77%
Six Months: 9/1/10 — 2/28/11	39.16%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.18%.

PORTFOLIO ADVISOR COMMENTARY

The Portfolio produced strong performance during the six month period ended February 28, 2011.  Partially driving the strength was the Federal Reserve’s (the “Fed’s”) implementation of their second round of quantitative easing, known as “QE2.”  Following up on its promise to “do whatever it takes” to avert a recession and deflation, the Fed pumped significant liquidity into the economy. The economy showed further signs of recovery and investor confidence improved, generally leading to a strong rally in risk assets.

All sectors contributed to the Portfolio’s performance during the period.  The largest contributors to relative performance were the Energy and Industrial sectors, where the Portfolio’s overweight positions combined with strong stock selection led to positive results. Positive selection in the Healthcare sector also added to relative returns. During the last quarter we increased holdings in the Consumer Discretionary, Technology and Industrials sectors where we believe attractive opportunities developed.  Reductions were made in the Consumer Staples, Telecommunications and Utilities sectors as valuations became full in our opinion. The Portfolio is overweight the Energy, Industrials and Materials sectors, while it is under-weight the Healthcare, Utilities and Technology sectors.

Stock volatility has increased with news of political unrest in the Middle East and Africa.  Volatility will likely continue given the instability in these regions, and oil prices are unlikely to pull back much from current levels.  The U.S. economy should sustain its current growth path with oil prices at or near current levels, although higher prices will add a headwind. A low-growth economic environment increases the importance of individual stock selection and the identification of individual company growth drivers. Strong cash flows and individual business model pricing dynamics are of increasing importance with government policy targeting inflation.  We continue to position the Portfolio into companies that we believe have better pricing power, lower earnings variability, higher profitability and stronger balance sheets than the broader universe.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MID CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Valient Pharmaceuticals Int'l., Inc.	3.3%
CBS Corp.	2.6%
Cimarex Energy	2.4%
Pioneer Natural Resources Co.	2.4%
Reinsurance Group of America, Inc.	2.4%
Crown Holdings, Inc.	2.3%
Wesco International, Inc.	2.2%
Lincoln National Corp.	2.0%
El Paso Corp.	2.0%
Fluor Corp.	2.0%

                                                                                         *Based on total net assets as of February 28, 2011

                                                                                                   Excludes short-term investments.

Portfolio Composition*

The Morningstar Mid Capitalization Blend Average (“Mid Cap Blend Average”), as February 28, 2011, consisted of 458 mutual funds comprised of mid market capitalization stocks.  The Mid Cap Blend Average is not managed and it is not possible to invest directly in the Mid Cap Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

SMALL CAPITALIZATION PORTFOLIO

Advised by: Fox Asset Management LLC, Red Bank, New Jersey

Objective: The Portfolio seeks maximum capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	9.33%
Ten Year: 3/1/01 — 2/28/11*	8.08%
Five Year: 3/1/06 — 2/28/11*	4.46%
One Year: 3/1/10 — 2/28/11	19.42%
Six Months: 9/1/10 — 2/28/11	26.57%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 1.73%.

PORTFOLIO ADVISOR COMMENTARY

In general, small-capitalization stocks, along with all major domestic stock market indices, produced strong returns over the six months ended February 28, 2011.  All ten market sectors generated double-digit returns during the period led by energy, materials and information technology.  The majority of our stock picks were positive performers, and our underweight position in the underperforming financial sector and overweight position in the outperforming industrial sector were positive contributors to relative performance.

The upward march in the price of oil and other commodities illustrates renewed confidence in a global economic recovery. We continue to believe the Portfolio can benefit from government stimulus spending both here and abroad and a relatively better environment in developing countries through high quality industrial companies with international businesses.  Other areas of interest include information technology and energy due to their favorable macro economic trends and an ample number of high quality investment opportunities.

We believe the speculative, low quality rally is over, and superior returns over the next year will come from high quality names with strong balance sheets, sustainable cash flow, proven track records and reasonable valuations.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

SMALL CAPITALIZATION PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Stone Energy Corp.	2.7%
Tutor Perini Corp.	2.7%
JDA Software Group, Inc.	2.6%
General Cable Corp.	2.5%
Cleco Corp.	2.5%
Oil States International, Inc.	2.4%
Argo Group Int'l Holdings, Ltd.	2.4%
Bristow Group, Inc.	2.3%
Westar Energy, Inc.	2.2%
Teleflex, Inc.	2.2%

                                                                                                    *Based on total net assets as of February 28, 2011

                                                                            Excludes short-term investments.

Portfolio Composition*

Other/Cash Equivalents 36.6%
Miscellaneous Manufacturing 8.3%
REITs 7.7%
Insurance 7.4%
Electric 6.8%
Retail 6.4%
Transportation 6.3%
Banks 6.0%
Engineering & Construction 6.0%
Savings & Loans 4.5%
Healthcare-Products 4.0%

The Morningstar Small Blend Average (“Small Blend Average”), as of February 28, 2011, consisted of 688 mutual funds comprised of small market capitalization stocks. The Small Blend Average is not managed and it is not possible to invest directly in the Small Blend Average.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INTERNATIONAL EQUITY PORTFOLIO

Advised by: De Prince, Race & Zollo, Inc.,Winter Park, Florida

Objective: The Portfolio seeks long-term capital appreciation.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	2.30%
Ten Year: 3/1/01 — 2/28/11*	1.27%
Five Year: 3/1/06 — 2/28/11*	0.18%
One Year: 3/1/10 — 2/28/11	18.28%
Six Months: 9/1/10 — 2/28/11	22.21%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.29%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2011, the Saratoga International Equity Portfolio turned in positive performance.  Sovereign debt concerns in Europe temporarily diminished and emerging markets, largely due to continued inflation concerns, underperformed developed markets in five of the last six months.

The Portfolio’s underweight in Japan was a headwind to performance during the period.  Stock selection and the Portfolio’s overweight in the Industrial sector was the largest contributor to performance. Cardno (2.49%), an Australian engineering firm, increased 68%, Pfeiffer Vacuum (1.08%), a German component manufacturer, gained 74%, Carillion (2.44%), a U.K. based outsourcing company, returned 32%, and Aalberts Industries (1.41%), a Dutch industrial services conglomerate, rose 49%.

During this period of rapidly changing relative valuations, we continued to move the Portfolio into names that we believe have better risk/reward prospects.  The Portfolio’s weightings in the Consumer Discretionary and Information Technology sectors decreased, while weightings in Utilities and Industrials increased. Recent purchases in the Portfolio include Anglo American (1.05%), Sumitomo Metal (1.53%), Fisher Paykel (0.92%) and Carrefour (1.22%). After performing well and reaching our relative valuation targets, Vale (0.00%), Kangwon Land (0.00%), Norilsk Nickel (0.00%) and Prudential (0.00%) exited the Portfolio.

The global economic recovery remains in place as evidenced by the continued manufacturing expansion in most countries. While we expect volatility to continue, we remain excited about the prospects for the Portfolio and we will continue to try to take advantage of market dislocations as we progress through 2011.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INTERNATIONAL EQUITY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Philip Morris International, Inc.	2.9%
SBM Offshore NV	2.6%
Cardno, Ltd.	2.5%
Carillion PLC	2.4%
Impala Platinum Holdings, Ltd.	2.4%
Credit Suisse Group AG	2.4%
Danone	2.2%
Zehjiang Expressway	2.2%
Santen Pharmaceutical Co., Ltd.	2.2%
Total SA	2.0%

                                                                                                        *Based on total net assets as of February 28, 2011

                                                                                Excludes short-term investments.

Portfolio Composition*

MSCI EAFE® Index (Europe, Australasia, and Far East) is a free float-adjusted, market capitalization Index that is designed to measure developed market equity performance, excluding the U.S. & Canada.  As of February 28, 2011, the MSCI EAFE ® Index consisted of the following 21 developed market country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This unmanaged Index assumes the reinvestment of dividends, does not include fees and expenses (which would lower performance) and investors may not invest directly in the Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

HEALTH & BIOTECHNOLOGY PORTFOLIO

Advised by: Oak Associates, Ltd., Akron, Ohio

Objective: The Portfolio seeks long-term capital growth.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 1/28/03 — 2/28/11*	6.40%
Five Year: 9/1/05 — 2/28/11*	4.50%
One Year: 9/1/09 — 2/28/11	14.00%
Six Months: 9/1/10 — 2/28/11	20.91%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.41%.

PORTFOLIO ADVISOR COMMENTARY

The six month period ended February 28, 2011 was generally strong for the stock market, with the combination of the Federal Reserve’s second quantitative easing program, Republican gains in the mid-term elections, an extension of tax cuts, and improving economic data helping to propel share prices higher.  As is typical in market rallies, the health care sector lagged.

Given the Democrats’ losses in the elections, there has been talk of a repeal of the healthcare reform legislation.  We think this is unlikely but believe that some compromises are possible, which may lessen the impact of the law.

Standout performers for the period included institutional pharmacy Pharmerica (3.84%), which we added to on weakness last summer and which climbed more than 50%, and distributors AmerisourceBergen (6.30%) and Cardinal Health (4.92%), which both generated strong free cash flow.

Laggards included AstraZeneca (4.66%), whose new blood-thinning drug had its approval delayed, and Teva Pharmaceutical (3.89%), whose MS drug, Copaxone, is facing a patent challenge.  Teva was down 1%, and AstraZeneca 0.5%.  Of all the stocks held in the Portfolio during the period, these were the only two that declined in value, and that is before accounting for dividends.

Throughout our management of the Portfolio, we have tried to take advantage of opportunities when they arise in various industries.  Currently we are finding opportunity in the medical device area and have been increasing the Portfolio’s exposure there.  The industry is generally characterized by strong returns on capital and healthy free cash flow, but is being discounted for what we believe are short-term reasons.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

HEALTH & BIOTECHNOLOGY PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
UnitedHealth Group, Inc.	6.4%
Amerisource Bergen Corp.	6.3%
Amgen, Inc.	5.1%
Biogen Idec, Inc.	5.0%
Cardinal Health, Inc.	4.9%
Sanofi-Aventis SA - ADR	4.9%
Waters Corp.	4.8%
AstraZeneca PLC	4.7%
GlaxoSmithKline PLC	4.6%
Novartis AG	4.6%

                                                                                                *Based on total net assets as of February 28, 2011

                                                                        Excludes short-term investments.

     Portfolio Composition*

The S&P 500®Healthcare Index is a widely-recognized, unmanaged, equally-weighted Index, adjusted for capital gains distributions and income dividends, of securities of companies engaged in the healthcare/biotechnology and medical industries.  Index returns assume reinvestment of dividends; unlike the Portfolio's returns, however, Index returns do not reflect any fees or expenses.  Such costs would lower performance.  It is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

TECHNOLOGY & COMMUNICATIONS PORTFOLIO

Advised by: Columbus Circle Investors, Stamford, Connecticut

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 1/7/03 — 2/28/11*	13.37%
Five Year: 3/1/06 — 2/28/11*	13.37%
One Year: 3/1/10 — 2/28/11	64.05%
Six Months: 9/1/10 — 2/28/11	45.12%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.71%.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Technology & Communications Portfolio posted a positive return for the six months ended February 28, 2011.  The majority of technology stocks saw strength in the back half of 2010, with the software sector leading. The U.S. markets reacted positively to quantitative easing (QE2), and concerns over Europe abated further with a number of notable technology companies delivering solid performance from the region and offering up a constructive outlook. Corporate IT spending delivered some amount of fourth quarter budget flush and has continued with moderate growth thus far in 2011.

Given the backdrop of modest U.S. economic growth, we continue to favor technology companies with secular and/or emerging market growth drivers and would selectively consider more cyclical companies. Our themes position us around what we believe will be winners/beneficiaries of the following secular trends: the Digital Consumer (smartphones/netbooks, video downloading), Network bandwidth Constraints (application delivery controllers, routing to handle IP video traffic), Virtualization/Cloud Computing (management of the cloud infrastructure, cloud PAAS [platform as a service]), Internet Commerce Enablers, Corporate Workforce Productivity Enablers (business execution software, application delivery software, offshore IT services), Healthcare Technology and Green Technology.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

TECHNOLOGY & COMMUNICATIONS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Oracle Corp.	5.5%
Google, Inc.	5.4%
Apple, Inc.	5.2%
Cognizant Technology Solutions Corp.	5.0%
Qualcomm, Inc.	4.3%
Salesforce.com, Inc.	4.0%
Netlogic Microsystems, Inc.	3.3%
Marvell Technology Group, Ltd.	3.3%
EMC Corp.	3.2%
Cavium Networks, Inc.	3.1%

                                                                                                    *Based on total net assets as of February 28, 2011

                                                                             Excludes short-term investments.

Portfolio Composition*

Commercial Services
1.2%
Auto Manufacturers
0.9%
Electronics
1.7%
Healthcare - Products
2.3%
Other/Cash
Equivalents
5.3%
Biotechnology
2.4%
Software
21.6%
Internet
13.1%
Telecommunications
13.8%
Computers
20.0%
Semiconductors
17.7%

The Lipper Science & Technology Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Science and Technology fund classification, as defined by Lipper. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

ENERGY & BASIC MATERIALS PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 1/7/03 — 2/28/11*	15.48%
Five Year: 3/1/06 — 2/28/11*	7.16%
One Year: 3/1/10 — 2/28/11	36.71%
Six Months: 9/1/10 — 2/28/11	57.38%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.65%.

PORTFOLIO ADVISOR COMMENTARY

The Saratoga Energy & Basic Materials Portfolio advanced sharply during the six month period ended February 28, 2011.  The Portfolio was well represented in oil service stocks with an average weight during the period of just under 27%.  In addition to a somewhat stronger economy in the U.S., economic activity was strong in emerging markets such as China and was respectable in Western Europe.   The period witnessed rising commodity prices, including crude oil, which saw the WTI crude future move from $78.14/barrel to $96.97/barrel.  The exception was natural gas, where the price has been held back by an increase in domestic production from shale discoveries.   The front month natural gas future moved up by only 5.8% to $4.04/metric cubic foot despite a cold winter in the U.S.  The Portfolio had several winners during the period, including oil service companies Baker Hughes (4.07%), Petroleum Geo-Services (3.89%) and Schlumberger (3.89%). Exploration and production company Anadarko Petroleum (4.00%) also performed well; all benefited from rising oil prices.  In materials, LyondellBasell (3.88%), Freeport-McMoRan Copper (3.30%) and Gold and Cliffs Natural Resources (4.35%) also performed well.  All are exposed to higher commodity prices and an improving global economy.

We continue to be optimistic regarding economic growth in the U.S. and Western Europe.  While job growth lags here, the overall tenor of the economy seems pretty positive.  Europe seems to be dealing with its sovereign debt issues.  Emerging markets including China appear to be sustaining relatively strong growth.  China may succeed in slowing its economy, but we expect at least 8% real growth.  The one unknown is the unrest in the Middle East.  The turmoil in Libya and cessation of its oil exports appears manageable by an increase in output from Saudi Arabia.   We don’t believe the unrest will extend to Saudi Arabia to any meaningful degree.   If oil remains close to the current level of $100 (WTI benchmark), the global economy should continue on a growth path.

We continue to look for names that have lagged the energy and materials sector.   Past examples include several stocks we still hold which were held back by the Macondo well disaster last April but have since recovered.  Finally, more recently we have added some names which lagged because of the drilling moratorium in the Gulf of Mexico, which appears to be loosening.

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

ENERGY & BASIC MATERIALS PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
Cliffs Natural Resources, Inc.	4.4%
El Paso Corp.	4.3%
Hess Corp.	4.2%
Baker Hughes, Inc.	4.1%
Calpine Corp.	4.1%
BG Group PLC	4.0%
Anadarko Petroleum Corp.	4.0%
Schlumberger, Ltd.	3.9%
Petroleum Geo-Services ASA	3.9%
LyondellBasell Industries	3.9%

                                                                                                    *Based on total net assets as of February 28, 2011

                                                                             Excludes short-term investments.

Portfolio Composition*

The Lipper Natural Resources Funds Index is an equal-weighted performance Index, adjusted for capital gain distributions and income dividends, of the largest qualifying funds within the Natural Resources fund classification, as defined by Lipper.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

FINANCIAL SERVICES PORTFOLIO

Advised by: Loomis, Sayles & Co., L.P., Boston, Massachusetts

Objective: The Portfolio seeks long-term growth of capital.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 1/7/03 — 2/28/11*	0.33%
Five Year: 3/1/06 — 2/28/11*	-8.41%
One Year: 3/1/10 — 2/28/11	10.49%
Six Months: 9/1/10 — 2/28/11	23.89%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 3.82%.

PORTFOLIO ADVISOR COMMENTARY

For the six month period ended February 28, 2011, the Saratoga Financial Services Portfolio gained ground.  The performance can be attributed to good stock selection in the asset manager and insurance sectors, somewhat offset by an underweight in the rallying diversified financial sector.

The Portfolio was overweight the asset manager stocks during the period, and included holdings in Franklin Resources (4.00%), T. Rowe Price (2.69%), Blackrock (4.13%) and Affiliated Managers (3.65%). Rebounding markets and net inflows into these companies’ products helped drive these stocks to outperform many peers.  The Portfolio was equal-weight insurance, but the exposures in Unum (2.98%), Prudential (4.23%) and MetLife (4.08%) drove additional outperformance as these stocks reported improving fundamentals and smart international acquisitions.

Detractors from performance came from emerging markets stocks BM&F Bovespa (Brazilian exchange) (2.94%) and Standard Chartered Bank (Asia) (2.90%). Both stocks possess leading franchises in their respective markets, but fears of commodity-driven inflation and slower global growth have crimped performance. However, we believe these companies are attractively valued and will grow more quickly with less risk than most of their peers in Europe and North America.

The Portfolio remains positioned for recovery, albeit a slow one.  The headwinds of a weak housing market and intense regulatory oversight will remain challenges for the sector.  To that end, we are still biased toward higher-quality stocks as we believe they are fundamentally better equipped to work through these headwinds.  In banks, the Portfolio owns U.S. Bancorp (3.96%), PNC Financial Services (3.10%) and M&T Bank Corporation (3.54%), which we believe are far ahead of their peers fundamentally.  To provide more market exposure, the Portfolio is overweight asset managers. Finally, the Portfolio is market-weight insurance and real estate (REITs/brokers).

Within the discussion above, the percentages shown next to specific securities are the percentages of the Portfolio represented by the security on 2/28/11.  The securities held in the portfolio are subject to change and any discussion of those securities should not be considered investment advice.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

FINANCIAL SERVICES PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Company	Net Assets
JPMorgan Chase & Co.	4.9%
Wells Fargo & Co.	4.8%
Citigroup, Inc.	4.6%
Prudential Financial, Inc.	4.2%
Blackrock, Inc.	4.1%
Goldman Sachs Group, Inc.	4.1%
Metlife, Inc.	4.1%
Aflac, Inc.	4.0%
Franklin Resources, Inc.	4.0%
U.S. Bancorp.	4.0%

                                                                                                     *Based on total net assets as of February 28, 2011

                                                                              Excludes short-term investments.

Portfolio Composition*

The Lipper Financial Services Funds Index is an equal, dollar-weighted Index of the 30 largest mutual funds within the Financial Services fund classification, as defined by Lipper.  The Index is adjusted for the reinvestment of capital gains and income dividends.  Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

INVESTMENT QUALITY BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Red Bank, New Jersey

Objective: The Portfolio seeks current income and reasonable stability of principal.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	4.92%
Ten Year: 3/1/01 — 2/28/11*	4.27%
Five Year: 3/1/06 — 2/28/11*	4.57%
One Year: 3/1/10 — 2/28/11	2.93%
Six Months: 9/1/10 — 2/28/11	-0.45%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 1.75%.

PORTFOLIO ADVISOR COMMENTARY

During the six months ended February 28, 2011, much of the economic data released indicates that the U.S. economy has stabilized, although at a moderate pace. Many investors, realizing that Treasury yields were at a very low base, opted for riskier assets like stocks and credit spreads which both performed well during the period. Across the yield curve, the level of interest rates rose, for instance the U.S. Treasury ten year notes yield rose 0.95% (95 basis points).  Corporate bonds generally outperformed Treasury securities during the period.

During the past two quarters, we replaced bonds that have matured with high quality securities. We continue to manage the Portfolio with an overweight in corporate credit and an underweight in U.S. Treasuries. In general, credit fundamentals are still strong and many companies are not increasing debt. We continue to invest a portion of the Treasury position in TIPS, which are Treasury Securities that are indexed to inflation.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

INVESTMENT QUALITY BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Issuer	Net Assets
Federal Home Loan Mortgage, 5.125%, 10/18/2016	8.2%
Federal National Mortgage, 4.125%, 4/15/2014	6.9%
U.S. Treasury Notes - TIPS, 1.375%, 1/15/2020	4.8%
NextEra Energy Capital Holdings, Inc., 5.625%, 9/1/2011	4.8%
General Electric Capital Corp., 5.500%, 1/8/2020	4.6%
Federal National Mortgage, 5.00%, 4/15/2015	3.8%
Consolidated Natural Gas Co.,6.250%, 11/1/2011	3.8%
Citigroup, Inc., 5.30%, 10/17/2012	3.8%
Health Care REIT, Inc. 5.875%, 5/15/2015	3.3%
BB&T Corp., 3.375%, 9/25/13	3.2%

                                                                                            *Based on total net assets as of  February 28, 2011

                                                                                             Excludes short-term investments.

    Portfolio Composition*

The Lipper Short-Intermediate Investment Grade Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of 1 to 5 years.  Indexes are not managed, and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

MUNICIPAL BOND PORTFOLIO

Advised by: Fox Asset Management LLC, Red Bank, New Jersey

Objective: The Portfolio seeks a high level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	3.79%
Ten Year: 3/1/01 — 2/28/11*	2.83%
Five Year: 3/1/06 — 2/28/11*	1.98%
One Year: 3/1/10 — 2/28/11	0.75%
Six Months: 9/1/10 — 2/28/11	-2.73%

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 2.27%.

PORTFOLIO ADVISOR COMMENTARY

The municipal bond market generally experienced weakness during the six months ended February 28, 2011, largely due to concerns about the financial health of state and local governments.  Much of the economic data released during the period indicated that the U.S. economy has stabilized although at a moderate pace.  Many investors, realizing that Treasury yields were at a very low base, opted for riskier assets like stocks and credit spreads which both performed well during the period.  Across the yield curve, the level of interest rates rose, for instance the U.S. Treasury ten year notes yield rose 0.95% (95 basis points).  We have positioned the Portfolio with a shorter duration so if rates rise the Portfolio should experience less sensitivity to higher interest rates.  In addition, we have been underweight in some of what we believe are the weaker states during this turbulent time.

The Portfolio continues to be conservatively positioned in our view both in regards to rates and credit.  The tax revenues for many state and local governments weakened when the economy slipped into recession.  We believe that the economy has stabilized and employment will improve, but at a moderate pace compared to past recessions.  Many state and local governments have begun to focus on improving their balance sheets by reducing spending.  During the past six months, we reduced the Portfolio’s exposure to long-term maturities and repositioned the Portfolio with intermediate maturities.  We continue to look for opportunities as rates move higher.

We think the longer-term fundamentals will prevail and accordingly, we remain cautious on municipal credits and interest rates.

Past performance is not predictive of future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

INVESTMENT REVIEW

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $10,000 INVESTED IN THE

MUNICIPAL BOND PORTFOLIO VS. BENCHMARKS

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Top 10 Portfolio Holdings*

% of
Issuer	Net Assets
City of Anchorage, AK Schools, Series A, 5.00%, 10/1/2020	3.9%
Wilmington, NC Water & Sewer System, Revenue, 5.00%, 6/1/2023	3.7%
Mercer County School District Finance Corp., School Building Revenue, 4.125%, 5/1/2023	3.6%
Texas State Water Assistance, Series A, 4.50%, 8/1/2022	3.6%
Philadelphia, PA, General Obligation, 4.90%, 9/15/2020, FSA	3.5%
Kirksville, MO R-III School District, 5.00%, 3/1/2020	3.5%
University of Maine System Revenue, 4.50%, 3/1/26	3.4%
State of Delaware - Series 2009A, 4.00%, 1/1/2013	3.4%
Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA	3.2%
Passaic, NJ, 3.25%, 8/1/18	3.0%

                                                                                                      *Based on total net assets as of February 28, 2011

                                                                                                        Excludes short-term investments

 Portfolio Composition*

The Lipper General Municipal Debt Funds Index consists of the 30 largest mutual funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. Indexes are not managed and it is not possible to invest directly in an Index.

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

INVESTMENT REVIEW

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Advised by: Milestone Capital Management, LLC, Greenwich, Connecticut

Objective: The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

7-Day Compounded Yield1	U.S. Government Money Market Portfolio (Class I)
2/28/11	0.01%

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 9/1/94 — 2/28/11*	2.71%
Ten Year: 3/1/01 — 2/28/11*	1.44%
Five Year: 3/1/06 — 2/28/11*	1.63%
One Year: 3/1/10 — 2/28/11	0.01%
Six Months: 9/1/10 — 2/28/11	0.00%

1 The current 7-day yield more closely reflects the current earnings of the Portfolio than the total return quotation.

* Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated December 31, 2010 is 1.48%.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

Advised by: Armored Wolf, LLC, Aliso Viejo, California

Objective: The Portfolio seeks attractive long-term risk-adjusted returns relative to traditional financial market indices.

Total Aggregate Return for the Period Ended February 28, 2011
Class I
Inception: 2/1/11 — 2/28/11*	0.20%
One Year: 3/1/10 — 2/28/11	NA
Six Months: 9/1/10 — 2/28/11	NA

*Annualized performance for periods greater than one year.

Performance data quoted above is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted.  The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost.  For more performance numbers current to the most recent month-end please call (800) 807-FUND.  A redemption fee of 2.00% will be levied on shares held 30 days or less, the performance data above does not reflect the deduction of the fee that would reduce the performance quoted.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of fund shares.  The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated February 1, 2011 is 1.26%.

INVESTMENT REVIEW

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

SIGNIFICANT AREAS OF INVESTMENT

AS A PERCENTAGE OF NET ASSETS

Portfolio Holdings*

% of
Company	Net Assets
U.S. Treasury Notes - TIPS, 1.125%, 1/15/2021	20.2%
City of Buenos Aires, 12.50%, 4/6/2015	13.7%
ProShares Short 20+ Year Treasury	4.5%
iShares MSCI Emerging Markets Index Fund	3.3%
Vale SA	0.4%
Yum! Brands, Inc.	0.4%
China Petroleum & Chemical Corp. - ADR	0.3%
Infosys Technologies, Ltd. 0 ADR	0.3%
Barrick Gold Corp.	0.3%

                                                                                            *Based on total net assets as of February 28, 2011

                                                                                                       Excludes short-term investments.

Portfolio Composition*

Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemptions of the fund shares.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 92.8%
	AEROSPACE/DEFENSE - 1.5%
3,900	Goodrich Corp.		$ 336,297

	BANKS - 3.8%
18,800	State Street Corp.		840,736

	CHEMICALS - 2.8%
8,100	FMC Corp.		627,264

	COMMERCIAL SERVICES - 4.2%
12,800	Visa, Inc. - Cl. A		935,040

	COMPUTERS - 3.1%
15,600	Hewlett-Packard Co.		680,628

	ENGINEERING&CONSTRUCTION - 2.0%
12,400	Chicago Bridge & Iron Co. NV *		440,448

	ENTERTAINMENT - 3.4%
19,600	Bally Technologies, Inc. *		757,148

	HAND/MACHINE TOOLS - 3.6%
10,500	Stanley Black & Decker, Inc.		796,215

	HEALTHCARE-PRODUCTS - 3.5%
14,500	Baxter International, Inc.		770,675

	INSURANCE - 12.8%
14,500	Axis Capital Holdings, Ltd.		526,640
19,700	MetLife, Inc.		932,992
10,400	Prudential Financial, Inc.		684,632
11,250	Reinsurance Group of America, Inc.		679,388
			2,823,652
	LEISURE TIME - 2.8%
15,700	WMS Industries, Inc. *		624,703

	MACHINERY-DIVERSIFIED - 3.7%
6,600	Flowserve Corp.		824,802

	MISCELLANEOUS MANUFACTURING - 2.2%
10,900	Tyco International, Ltd.		494,206

	OFFICE/BUSINESS EQUIPMENT - 3.1%
64,500	Xerox Corp.		693,375

	OIL & GAS - 7.3%
10,800	Devon Energy Corp.		987,552
6,200	Occidental Petroleum Corp.		632,214
			1,619,766
	OIL & GAS SERVICES - 10.4%
13,800	Baker Hughes, Inc.		980,490
13,000	Cameron International Corp. *		768,690
11,700	Halliburton Co.		549,198
			2,298,378

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	PHARMACEUTICALS - 10.8%
12,500	McKesson Corp.		$ 991,000
29,800	Mylan, Inc./PA *		681,526
12,600	Watson Pharmaceuticals, Inc. *		705,474
			2,378,000
	RETAIL - 3.5%
23,400	CVS Caremark Corp.		773,604

	SOFTWARE - 8.3%
58,400	Activision Blizzard, Inc. *		649,408
21,900	CA, Inc.		542,682
19,900	Fidelity National Information Services, Inc.		644,561
			1,836,651

	TOTAL COMMON STOCK (Cost - $17,114,971)		20,551,588

	SHORT-TERM INVESTMENTS - 3.4%
758,784	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $758,784)		758,784

	TOTAL INVESTMENTS - 96.2% (Cost - $17,873,755) (a)		$ 21,310,372

	OTHER ASSETS AND LIABILITIES - 3.8%		784,219

	TOTAL NET ASSETS - 100.0%		$ 22,094,591

	Percentages indicated are based on net assets of $22,094,591

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,558,904
		Unrealized depreciation:	(122,287)
		Net unrealized appreciation:	$ 3,436,617

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 99.2%
	AUTO MANUFACTURERS - 5.4%
43,686	Ford Motor Co. *		$ 657,474
30,907	General Motors Co. *		1,036,312
			1,693,786
	BIOTECHNOLOGY - 1.3%
4,185	Alexion Pharmaceuticals, Inc. *		402,932

	COMPUTERS - 14.6%
6,844	Apple, Inc. *		2,417,369
16,259	Cognizant Technology Solutions Corp. - Cl. A *		1,249,829
18,722	NetApp, Inc. *		967,179
			4,634,377
	COSMETICS/PERSONAL CARE - 3.6%
12,026	Estee Lauder Cos., Inc./The		1,135,375

	INTERNET - 12.6%
5,033	Amazon.com, Inc. *		872,169
1,628	Google, Inc. - Cl. A *		998,615
3,824	NetFlix, Inc. *		790,306
2,903	priceline.com, Inc. *		1,317,614
			3,978,704
	MACHINERY-CONSTRUCTION & MINING - 3.0%
9,320	Caterpillar, Inc.		959,308

	MACHINERY-DIVERSIFIED - 7.3%
10,435	Cummins, Inc.		1,055,187
14,083	Deere & Co.		1,269,582
			2,324,769
	METAL FABRICATE/HARDWARE - 2.8%
6,270	Precision Castparts Corp.		888,773

	MISCELLANEOUS MANUFACTURING - 3.0%
8,694	Eaton Corp.		963,121

	OIL & GAS SERVICES - 7.0%
12,323	FMC Technologies, Inc. *		1,158,978
13,399	National Oilwell Varco, Inc.		1,066,158
			2,225,136
	PHARMACEUTICALS - 7.6%
9,711	Allergan, Inc./United States		720,265
29,559	Mylan, Inc./PA *		676,014
13,002	Perrigo Co.		993,743
			2,390,022
	REAL ESTATE - 3.8%
12,342	Jones Lang LaSalle, Inc.		1,214,700

	RETAIL - 4.5%
3,562	Chipotle Mexican Grill, Inc. - Cl. A *		872,690
4,844	Panera Bread Co. *		565,537
			1,438,227
	SEMICONDUCTORS - 1.9%
26,842	NVIDIA Corp. *		608,240

	SOFTWARE - 12.5%
38,018	Oracle Corp.		1,250,792
18,433	Red Hat, Inc. *		760,914
8,788	Salesforce.com, Inc. *		1,162,389
9,417	Vmware, Inc. - Cl. A *		787,732
			3,961,827
	TELECOMMUNICATIONS - 8.3%
13,949	Acme Packet, Inc. *		1,049,523
17,287	Juniper Networks, Inc. *		760,627
13,683	QUALCOMM, Inc.		815,233
			2,625,383

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value

	TOTAL COMMON STOCK (Cost - $23,459,032)		$ 31,444,680

	SHORT-TERM INVESTMENTS - 0.6%
185,992	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $185,992)		185,992

	TOTAL INVESTMENTS - 99.8% (Cost - $23,645,024) (a)		$ 31,630,672

	OTHER ASSETS AND LIABILITIES - 0.2%		23,695

	TOTAL NET ASSETS - 100.0%		$ 31,654,367

	Percentages indicated are based on net assets of $31,654,367

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 8,099,636
		Unrealized depreciation:	(113,988)
		Net unrealized appreciation:	$ 7,985,648

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 97.8%
	APPAREL - 1.3%
2,025	VF Corp.		$ 193,732

	AUTO PARTS & EQUIPMENT - 2.9%
2,325	Autoliv, Inc.		174,119
3,525	Tenneco, Inc. *		140,577
2,325	WABCO Holdings, Inc. *		135,850
			450,546
	BANKS - 1.0%
10,300	Fifth Third Bancorp		150,380

	BEVERAGES - 1.3%
3,525	Hansen Natural Corp. *		202,864

	BIOTECHNOLOGY - 1.0%
2,825	Life Technologies Corp. *		150,770

	CHEMICALS - 5.0%
7,050	Celanese Corp.		292,223
2,600	FMC Corp.		201,344
4,850	International Flavors & Fragrances, Inc.		276,208
			769,775
	COAL - 0.9%
1,125	Walter Energy, Inc.		136,136

	COMMERCIAL SERVICES - 1.7%
4,375	Towers Watson & Co.		257,250

	DISTRIBUTION/WHOLESALE - 2.2%
5,850	WESCO International, Inc. *		340,587

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
2,525	Affiliated Managers Group, Inc. *		269,544
9,800	Invesco, Ltd.		263,032
			532,576
	ELECTRIC - 1.2%
9,975	CMS Energy Corp.		192,119

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
7,050	GrafTech International, Ltd. *		141,071
2,325	Hubbell, Inc.		156,961
			298,032
	ELECTRONICS - 1.2%
4,450	Agilent Technologies, Inc. *		187,256

	ENERGY EQUIPMENT - 3.6%
5,425	Dresser-Rand Group, Inc. *		267,344
7,475	Superior Energy Services, Inc. *		286,367
			553,711
	ENGINEERING & CONSTRUCTION - 2.8%
4,300	Fluor Corp.		304,268
5,800	McDermott International, Inc. *		133,110
			437,378
	FOOD - 2.7%
3,250	JM Smucker Co./The		223,730
2,875	Ralcorp Holdings, Inc. *		186,444
			410,174
	HAND/MACHINE TOOLS - 1.1%
4,350	Kennametal, Inc.		167,301

	HOUSEHOLD PRODUCTS/WARES - 1.8%
8,625	Jarden Corp.		283,504

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	INSURANCE - 7.3%
9,800	Lincoln National Corp.		$ 310,856
6,050	Reinsurance Group of America, Inc.		365,360
6,975	Willis Group Holdings PLC		271,258
8,100	XL Group PLC		189,135
			1,136,609
	INTERNET - 1.7%
8,025	Digital River, Inc. *		269,480

	INVESTMENT COMPANIES - 3.4%
21,625	Apollo Investment Corp.		267,501
14,150	Ares Capital Corp.		252,295
			519,796
	MACHINERY - 0.9%
1,200	Eaton Corp.		132,936

	MACHINERY-DIVERSIFIED - 1.9%
2,325	Flowserve Corp.		290,555

	MEDIA - 4.0%
16,550	CBS Corp.		394,883
4,300	Omnicom Group, Inc.		218,870
			613,753
	MISCELLANEOUS MANUFACTURING - 3.8%
4,175	Cooper Industries PLC		268,661
4,600	Ingersoll-Rand PLC		208,380
1,450	SPX Corp.		115,652
			592,693
	OIL & GAS - 7.4%
3,175	Cimarex Energy Co.		368,713
1,200	Concho Resources, Inc./Midland TX *		127,824
3,100	Noble Energy, Inc.		287,246
3,600	Pioneer Natural Resources Co.		368,424
			1,152,207
	PACKAGING & CONTAINERS - 4.2%
9,225	Crown Holdings, Inc. *		354,978
10,375	Packaging Corp. of America		298,696
			653,674
	PHARMACEUTICALS - 3.3%
12,903	Valeant Pharmaceuticals International, Inc. +		517,167

	PIPELINES - 2.0%
16,575	El Paso Corp.		308,295

	REITS - 6.3%
8,800	Apartment Investment & Management Co.		225,720
4,225	Camden Property Trust		249,993
6,050	Corporate Office Properties Trust		217,014
15,373	Host Hotels & Resorts, Inc.		282,863
			975,590
	RETAIL - 5.0%
6,125	Big Lots, Inc. *		251,309
6,350	Collective Brands, Inc. *		144,780
4,525	Dollar General Corp. *		127,831
4,100	Phillips-Van Heusen Corp.		246,041
			769,961
	SEMICONDUCTORS - 4.2%
6,275	Altera Corp.		262,671
6,650	Avago Technologies, Ltd.		226,034
4,600	Skyworks Solutions, Inc. *		165,324
			654,029

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	SOFTWARE - 3.4%
3,800	Adobe Systems, Inc. *		$ 131,100
2,175	Intuit, Inc. *		114,361
15,225	Nuance Communications, Inc. *		284,098
			529,559
	TELECOMMUNICATIONS - 0.8%
2,750	Polycom, Inc. *		131,449

	TRANSPORTATION - 1.2%
12,950	Swift Transporation Co. - Cl. A *		186,738

	TOTAL COMMON STOCK (Cost - $11,294,336)		15,148,582

	SHORT-TERM INVESTMENTS - 1.7%
259,991	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $259,991)		259,991
Principal
	COLLATERAL FOR SECURITIES LOANED - 3.4%
$ 528,982	BNY Mellon Overnight Government Fund, to yield 0.14%, 3/1/11 with a maturity
	value of $528,986 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $528,982)		528,982

	TOTAL INVESTMENTS - 102.9% (Cost - $12,083,309) (a)		$ 15,937,555

	OTHER ASSETS AND LIABILITIES - (2.9) %		(440,628)

	TOTAL NET ASSETS - 100.0%		$ 15,496,927

	Percentages indicated are based on net assets of $15,496,927

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 3,863,133
		Unrealized depreciation:	(8,887)
		Net unrealized appreciation:	$ 3,854,246

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 95.5%
	AEROSPACE/DEFENSE - 1.4%
6,300	AAR Corp. *		$ 171,927

	APPAREL - 3.1%
6,900	Carter's, Inc. *		197,754
7,200	Hanesbrands, Inc. *		186,552
			384,306
	BANKS - 6.0%
10,100	First Midwest Bancorp, Inc./IL		121,907
19,100	National Penn Bancshares, Inc.		151,654
5,800	Prosperity Bancshares, Inc.		236,756
10,300	Trustmark Corp.		241,535
			751,852
	CHEMICALS - 2.1%
11,200	RPM International, Inc.		257,264

	COMMERCIAL SERVICES - 2.8%
1,800	MAXIMUS, Inc.		133,200
3,700	Towers Watson & Co.		217,560
			350,760
	COMPUTERS - 1.1%
5,300	Netscout Systems, Inc. *		132,447

	DISTRIBUTION/WHOLESALE - 2.1%
8,200	Owens & Minor, Inc.		255,840

	ELECTRIC - 6.8%
9,500	Cleco Corp.		307,325
11,300	Portland General Electric Co.		264,646
10,700	Westar Energy, Inc.		278,200
			850,171
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
7,100	General Cable Corp. *		308,282

	ENGINEERING & CONSTRUCTION - 6.0%
5,900	Chicago Bridge & Iron Co. NV *		209,568
6,200	EMCOR Group, Inc. *		197,532
14,100	Tutor Perini Corp.		335,862
			742,962
	FOOD - 2.8%
5,300	J&J Snack Foods Corp.		233,041
2,100	Lancaster Colony Corp.		121,212
			354,253
	HEALTHCARE-PRODUCTS - 4.0%
4,700	Teleflex, Inc.		274,433
5,400	West Pharmaceutical Services, Inc.		221,994
			496,427
	HEALTHCARE-SERVICES - 1.5%
3,900	Magellan Health Services, Inc. *		187,122

	INSURANCE - 7.4%
7,700	Argo Group International Holdings, Ltd.		293,293
7,300	Aspen Insurance Holdings, Ltd.		215,715
7,700	Protective Life Corp.		218,911
7,200	Tower Group, Inc.		195,696
			923,615
	MACHINERY-DIVERSIFIED - 1.1%
2,500	Wabtec Corp./DE		141,900

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	MISCELLANEOUS MANUFACTURING - 8.3%
4,350	AO Smith Corp.		$ 175,740
4,000	Aptargroup, Inc.		192,680
11,900	Barnes Group, Inc.		253,232
8,300	Brink's Co./The		256,221
3,300	Crane Co.		155,892
			1,033,765
	OIL & GAS - 3.3%
2,400	Gulfport Energy Corp. *		71,016
11,200	Stone Energy Corp. *		339,136
			410,152
	OIL & GAS SERVICES - 2.4%
4,100	Oil States International, Inc. *		298,439

	REITS - 7.7%
6,300	Corporate Office Properties Trust		225,981
9,100	LaSalle Hotel Properties		256,711
2,900	Pebblebrook Hotel Trust		63,626
7,500	Senior Housing Properties Trust		184,050
8,800	Tanger Factory Outlet Centers		234,520
			964,888
	RETAIL - 6.4%
3,700	BJ's Wholesale Club, Inc. *		179,154
4,000	Buckle, Inc./The +		156,360
4,400	Childrens Place Retail Stores, Inc./The *		201,080
3,200	Dick's Sporting Goods, Inc. *		118,848
8,500	Finish Line, Inc./The		148,410
			803,852
	SAVINGS & LOANS - 4.5%
15,000	Astoria Financial Corp.		210,300
10,300	First Niagara Financial Group, Inc. +		149,144
11,400	Washington Federal, Inc.		202,578
			562,022
	SEMICONDUCTORS - 0.4%
6,900	AXT, Inc. *		51,198

	SOFTWARE - 2.6%
10,900	JDA Software Group, Inc. *		321,550

	TELECOMMUNICATIONS - 2.9%
4,300	GeoEye, Inc. *		191,565
5,200	Netgear, Inc. *		170,560
			362,125
	TRANSPORTATION - 6.3%
7,900	Arkansas Best Corp.		187,388
6,000	Bristow Group, Inc. *		287,520
2,700	Genesee & Wyoming, Inc. *		140,643
5,400	Old Dominion Freight Line, Inc. *		166,212
			781,763

	TOTAL COMMON STOCK (Cost - $9,256,841)		11,898,882

	SHORT-TERM INVESTMENTS - 4.5%
556,133	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $556,133)		556,133

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Principal			Value

	COLLATERAL FOR SECURITIES LOANED - 2.5%
$ 312,440	BNY Mellon Overnight Government Fund, to yield 0.14%, 3/1/11 with a maturity
	value of $312,442 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $312,440)		$ 312,440

	TOTAL INVESTMENTS - 102.5% (Cost - $10,125,414) (a)		$ 12,767,455

	OTHER ASSETS AND LIABILITIES - (2.5) %		(284,498)

	TOTAL NET ASSETS - 100.0%		$ 12,482,957

	Percentages indicated are based on net assets of $12,482,957

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,685,831
		Unrealized depreciation:	(43,790)
		Net unrealized appreciation:	$ 2,642,041

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 98.0%
	AGRICULTURE - 5.8%
4,250	British American Tobacco PLC		$ 167,532
124,800	China Green Holdings, Ltd./Bermuda		97,789
4,240	Philip Morris International, Inc.		266,187
			531,508
	APPAREL - 2.5%
216,000	Peak Sport Products Co., Ltd.		134,877
29,200	Yue Yuen Industrial Holdings, Ltd.		91,933
			226,810
	BANKS - 8.8%
240	BNP Paribas		18,723
3,140	BNP Paribas - ADR		122,805
4,700	Credit Suisse Group AG		217,085
11,800	DBS Group Holdings, Ltd.		131,809
1,570	DBS Group Holdings, Ltd. - ADR		69,928
3,051	Qatar National Bank SAQ		107,343
5,230	Standard Chartered PLC		141,790
			809,483
	BEVERAGES - 0.7%
284,000	Thai Beverage Co., Ltd.		64,781

	BUILDING MATERIALS - 1.0%
3,900	CRH PLC - ADR		89,973

	CHEMICALS - 2.9%
4,570	Industries Qatar QSC		163,729
1,350	K+S AG		104,411
			268,140
	COAL - 1.1%
140,000	Fushan International Energy Group, Ltd.		103,873

	COMMERCIAL SERVICES - 4.2%
49,980	Hays PLC		102,008
430,015	Xiamen International Port Co., Ltd.		85,310
224,400	Zhejiang Expressway Co., Ltd.		201,833
			389,151
	COMPUTERS - 2.6%
680	Obic Co., Ltd.		137,007
1,160	Wincor Nixdorf AG		98,357
			235,364
	COSMETICS/PERSONAL CARE - 1.5%
6,700	Shiseido Co., Ltd.		136,509

	DISTRIBUTION/WHOLESALE - 1.3%
4,400	Mitsubishi Corp.		122,216

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
64,000	China Everbright, Ltd.		134,011
10,970	ICAP PLC		96,472
31,110	Man Group PLC		156,270
			386,753
	ELECTRIC - 1.7%
12,000	AES Tiete SA		153,253

	ELECTRONICS - 0.9%
11,600	Venture Corp., Ltd.		86,267

	ENGINEERING & CONSTRUCTION - 7.2%
36,814	Cardno, Ltd.		228,381
34,760	Carillion PLC		223,498
29,060	Raubex Group, Ltd.		80,621
4,250	WorleyParsons, Ltd.		131,354
			663,854

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	ENTERTAINMENT - 2.8%
40,070	Ladbrokes PLC		$ 90,670
2,900	Sankyo Co., Ltd.		163,981
			254,651
	FOOD - 3.4%
2,280	Carrefour SA		111,929
3,230	Danone		202,367
			314,296
	HEALTHCARE-PRODUCTS - 0.9%
37,160	Fisher & Paykel Healthcare Corp., Ltd.		84,806

	HOME BUILDERS - 1.0%
7,000	Daiwa House Industry Co., Ltd.		89,792

	HOUSEHOLD PRODUCTS/WARES - 1.6%
2,700	Reckitt Benckiser Group PLC		144,447

	INSURANCE - 2.9%
4,240	AXA SA - ADR		88,786
2,900	Power Corp. of Canada/Canada		87,774
1,550	Vienna Insurance Group AG Wiener Versicherung Gruppe		88,899
			265,459
	LODGING - 0.6%
278,000	NagaCorp, Ltd.		58,010

	MACHINERY-DIVERSIFIED - 2.7%
2,460	Alstom SA		146,745
740	Pfeiffer Vacuum Technology AG		99,004
			245,749
	MEDIA - 2.9%
25,900	Television Broadcasts, Ltd.		144,434
4,300	Vivendi SA		122,505
			266,939
	MINING - 5.0%
1,730	Anglo American PLC		96,261
7,470	Impala Platinum Holdings, Ltd.		220,813
7,400	Sumitomo Metal Mining Co., Ltd.		139,957
			457,031
	MISCELLANEOUS MANUFACTURING - 1.4%
6,090	Aalberts Industries NV		129,757

	OFFICE/BUSINESS EQUIPMENT - 2.6%
1,800	Canon, Inc.		86,904
1,550	Neopost SA		146,937
			233,841
	OIL & GAS - 4.8%
420	Bashneft OAO - GDR *		109,200
4,160	Royal Dutch Shell PLC		144,099
3,060	Total SA		187,503
			440,802
	OIL & GAS SERVICES - 2.6%
9,590	SBM Offshore NV		240,944

	PHARMACEUTICALS - 4.7%
290	Roche Holding AG		43,688
1,300	Roche Holding AG - ADR		48,828
530	Sanofi-Aventis SA		36,634
2,900	Sanofi-Aventis SA - ADR		100,282
5,100	Santen Pharmaceutical Co., Ltd.		199,171
			428,603
	PRIVATE EQUITY - 1.3%
1,640	Eurazeo		121,773

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	RETAIL - 3.4%
22,003	Esprit Holdings, Ltd.		$ 108,574
75,490	Game Group PLC		88,187
28,190	Kingfisher PLC		115,311
			312,072
	SEMICONDUCTORS - 1.4%
1,800	Rohm Co., Ltd.		127,002

	TELECOMMUNICATIONS - 2.7%
8,040	Nokia OYJ - ADR		69,385
6,340	Vodafone Group PLC - ADR		181,451
			250,836
	TRANSPORTATION - 1.6%
7,890	Deutsche Post AG		145,399

	WATER - 1.3%
5,310	Suez Environnement Co.		115,015

	TOTAL COMMON STOCK (Cost - $7,973,405)		8,995,159

	SHORT-TERM INVESTMENTS - 1.8%
165,184	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $165,184)		165,184

	TOTAL INVESTMENTS - 99.8% (Cost - $8,138,589) (a)		$ 9,160,343

	OTHER ASSETS AND LIABILITIES - 0.2%		10,652

	TOTAL NET ASSETS - 100.0%		$ 9,170,995

	Percentages indicated are based on net assets of $9,170,995

	* Non-income producing securities.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,264,448
		Unrealized depreciation:	(242,693)
		Net unrealized appreciation:	$ 1,021,754

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
February 28, 2011

Shares		Value
	COMMON STOCK - 97.8%
	BIOTECHNOLOGY - 12.5%
15,700	Amgen, Inc. *	$ 805,881
11,500	Biogen Idec, Inc. *	786,600
5,100	Genzyme Corp. *	384,795
		1,977,276
	ELECTRONICS - 4.8%
9,100	Waters Corp. *	755,755

	HEALTHCARE-PRODUCTS - 15.0%
8,400	Affymetrix, Inc. * +	41,244
3,200	Baxter International, Inc.	170,080
1,700	Becton Dickinson and Co.	136,000
23,300	Boston Scientific Corp. * +	166,828
13,800	CareFusion Corp. *	377,016
300	CR Bard, Inc.	29,328
10,800	Johnson & Johnson	663,552
12,400	Medtronic, Inc.	495,008
4,200	Techne Corp.	301,098
		2,380,154
	HEALTHCARE-SERVICES - 10.8%
6,913	Molina Healthcare, Inc. *	242,162
23,600	UnitedHealth Group, Inc.	1,004,888
7,000	WellPoint, Inc. *	465,290
		1,712,340
	PHARMACEUTICALS - 54.7%
26,300	AmerisourceBergen Corp.	997,033
15,000	AstraZeneca PLC +	737,550
18,700	Cardinal Health, Inc.	778,668
8,318	Corcept Therapeutics, Inc. *	31,110
16,500	Eli Lilly & Co.	570,240
19,000	GlaxoSmithKline PLC	733,590
8,000	McKesson Corp.	634,240
5,200	Medicis Pharmaceutical Corp.	166,868
12,800	Novartis AG	720,256
20,000	Par Pharmaceutical Cos., Inc. *	617,600
31,500	Pfizer, Inc.	606,060
51,726	PharMerica Corp. *	607,781
22,300	Sanofi-Aventis SA +	771,134
2,500	Targacept, Inc. *	71,675
12,300	Teva Pharmaceutical Industries, Ltd.	616,230
		8,660,035

	TOTAL COMMON STOCK (Cost - $13,471,825)	15,485,560

	SHORT-TERM INVESTMENTS - 1.6%
245,957	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $245,957)	245,957

Principal
	COLLATERAL FOR SECURITIES LOANED - 11.2%
$ 1,767,287	BNY Mellon Overnight Government Fund, to yield 0.14%, 3/1/11 with a maturity
	value of $1,767,301 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $1,767,287)	1,767,287

	TOTAL INVESTMENTS - 110.6% (Cost - $15,485,069) (a)	$ 17,498,804

	OTHER ASSETS AND LIABILITIES - (10.6) %	(1,673,313)

	TOTAL NET ASSETS - 100.0%	$ 15,825,491

	Percentages indicated are based on net assets of $15,825,491

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
February 28, 2011

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,141,786
	Unrealized depreciation:	(1,128,051)
	Net unrealized appreciation:	$ 2,013,735

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 96.3%
	AUTO MANUFACTURERS - 0.9%
38,408	Tesla Motors, Inc. * +		$ 917,567

	BIOTECHNOLOGY - 2.4%
35,102	Illumina, Inc. * +		2,436,079

	COMMERCIAL SERVICES - 1.2%
34,030	SuccessFactors, Inc. *		1,222,017

	COMPUTERS - 20.0%
23,400	Accenture PLC - Cl. A		1,204,632
15,162	Apple, Inc. *		5,355,370
67,023	Cognizant Technology Solutions Corp. - Cl. A *		5,152,058
118,826	EMC Corp/Massachusetts *		3,233,255
59,900	NetApp, Inc. *		3,094,434
22,517	Riverbed Technology, Inc. *		929,727
71,444	STEC, Inc. * +		1,459,601
			20,429,077
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
22,090	Universal Display Corp. *		929,768

	ELECTRONICS - 1.7%
57,561	Gentex Corp.		1,742,947

	HEALTHCARE-PRODUCTS - 2.3%
15,965	HeartWare International, Inc. * +		1,342,337
37,655	Volcano Corp. *		988,067
			2,330,404
	INTERNET - 13.1%
7,037	Amazon.com, Inc. *		1,219,442
9,943	Baidu, Inc./China - ADR *		1,204,694
8,927	Google, Inc. - Cl. A *		5,475,822
6,080	OpenTable, Inc. * +		540,329
36,178	Rackspace Hosting, Inc. *		1,335,330
19,133	Sina Corp/China * +		1,562,592
82,192	TIBCO Software, Inc. *		2,023,567
			13,361,776
	MACHINERY-DIVERSIFIED - 0.7%
25,215	Cognex Corp.		703,751

	SEMICONDUCTORS - 17.7%
70,637	Altera Corp.		2,956,865
74,584	Cavium Networks, Inc. *		3,220,537
195,556	Lattice Semiconductor Corp. *		1,298,492
184,270	Marvell Technology Group, Ltd. *		3,368,456
83,842	Maxim Integrated Products, Inc.		2,312,362
17,177	Mellanox Technologies, Ltd. *		451,755
81,654	Netlogic Microsystems, Inc. *		3,379,659
20,365	Rovi Corp. *		1,128,628
			18,116,754
	SOFTWARE - 21.6%
273,275	Compuware Corp. *		3,077,076
13,538	Intuit, Inc. *		711,828
170,927	Oracle Corp.		5,623,498
98,200	Parametric Technology Corp. *		2,327,340
29,408	Red Hat, Inc. *		1,213,962
30,685	Salesforce.com, Inc. *		4,058,705
35,500	Velti PLC *		480,670
50,066	VeriFone Systems, Inc. *		2,274,999
27,415	Vmware, Inc. - Cl. A *		2,293,265
			22,061,343

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Shares			Value
	TELECOMMUNICATIONS - 13.8%
218,500	Alcatel-Lucent/France *		$ 1,070,650
51,089	Ciena Corp. * +		1,408,524
74,700	Ixia *		1,310,985
86,520	JDS Uniphase Corp. *		2,134,448
42,314	Juniper Networks, Inc. *		1,861,816
52,620	LogMeIn, Inc. *		1,888,533
74,658	QUALCOMM, Inc.		4,448,124
			14,123,080

	TOTAL COMMON STOCK (Cost - $87,202,603)		98,374,563

	SHORT-TERM INVESTMENTS - 3.0%
3,023,159	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $3,023,159)		3,023,159
Principal
	COLLATERAL FOR SECURITIES LOANED - 6.4%
$ 6,574,881	BNY Mellon Overnight Government Fund, to yield 0.14%, 3/1/11 with a maturity
	value of $6,574,932 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $6,574,881)		6,574,881

	TOTAL INVESTMENTS - 105.7% (Cost - $96,800,643) (a)		$ 107,972,603

	OTHER ASSETS AND LIABILITIES - (5.7) %		(5,558,765)

	TOTAL NET ASSETS - 100.0%		$ 102,413,838

	Percentages indicated are based on net assets of $102,412,838

	* Non-income producing securities.
	ADR - American Depositary Receipt
	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	11,627,644
		Unrealized depreciation:	(455,684)
		Net unrealized appreciation:	11,171,960

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 97.6%
	CHEMICALS - 6.5%
5,509	Dow Chemical Co./The		$ 204,715
8,029	LyondellBasell Industries NV *		305,744
			510,459
	COAL - 3.8%
5,863	Consol Energy, Inc.		297,313

	ELECTRIC - 4.1%
21,214	Calpine Corp. *		320,968

	ENGINEERING & CONSTRUCTION - 3.0%
6,588	Foster Wheeler AG *		238,222

	FOREST PRODUCTS & PAPER - 2.9%
8,217	AbitibiBowater, Inc. *		229,994

	IRON/STEEL - 7.2%
5,378	APERAM *		222,293
3,535	Cliffs Natural Resources, Inc.		343,142
			565,435
	MINING - 5.8%
4,916	Freeport-McMoRan Copper & Gold, Inc.		260,302
8,225	Stillwater Mining Co. *		196,331
			456,633
	OIL & GAS - 35.0%
3,855	Anadarko Petroleum Corp.		315,455
1,269	Apache Corp.		158,143
13,067	BG Group PLC		317,745
2,870	Chevron Corp.		297,763
10,742	Cobalt International Energy, Inc. *		168,220
2,652	Devon Energy Corp.		242,499
3,775	Hess Corp.		328,538
5,271	Plains Exploration & Production Co. *		206,465
5,896	Southwestern Energy Co. *		232,774
3,109	Total SA		190,582
3,592	Transocean, Ltd. *		303,991
			2,762,175
	OIL & GAS SERVICES - 22.9%
4,521	Baker Hughes, Inc.		321,217
4,076	Cameron International Corp. *		241,014
5,430	Halliburton Co.		254,883
30,390	Newpark Resources, Inc. *		212,122
18,638	Petroleum Geo-Services ASA *		306,583
3,284	Schlumberger, Ltd.		306,791
9,060	Tesco Corp. *		166,613
			1,809,223
	PIPELINES - 6.4%
18,354	El Paso Corp.		341,385
5,021	SemGroup Corp. *		161,224
			502,609

	TOTAL COMMON STOCK (Cost - $5,130,389)		7,693,031

	SHORT-TERM INVESTMENTS - 3.1%
240,911	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $240,911)		240,911

	TOTAL INVESTMENTS - 100.7% (Cost - $5,371,300) (a)		$ 7,933,942

	OTHER ASSETS AND LIABILITIES - (0.7) %		(46,208)

	TOTAL NET ASSETS - 100.0%		$ 7,887,734

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
February 28, 2011

	Percentages indicated are based on net assets of $7,887,734

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 2,578,292
		Unrealized depreciation:	(15,650)
		Net unrealized appreciation:	$ 2,562,642

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 96.3%
	BANKS - 37.6%
3,410	Bank of America Corp.		$ 48,729
17,901	Citigroup, Inc. *		83,777
3,684	Fifth Third Bancorp		53,786
458	Goldman Sachs Group, Inc./The		75,011
1,913	JPMorgan Chase & Co.		89,318
732	M&T Bank Corp.		64,453
914	PNC Financial Services Group, Inc.		56,394
1,997	Standard Chartered PLC		52,795
2,603	US Bancorp		72,181
2,709	Wells Fargo & Co.		87,392
			683,836
	COMMERCIAL SERVICES - 2.7%
668	Visa, Inc. - Cl. A		48,797

	DIVERSIFIED FINANCIAL SERVICES - 26.0%
623	Affiliated Managers Group, Inc. *		66,505
1,367	American Express Co.		59,560
762	Ameriprise Financial, Inc.		48,250
369	BlackRock, Inc. - Cl. A		75,272
7,900	BM&FBovespa SA		53,444
2,165	Discover Financial Services		47,089
580	Franklin Resources, Inc.		72,860
732	T Rowe Price Group, Inc.		49,029
			472,009
	INSURANCE - 22.6%
779	ACE, Ltd.		49,272
1,242	Aflac, Inc.		73,104
424	Berkshire Hathaway, Inc. *		37,007
1,567	MetLife, Inc.		74,213
1,169	Prudential Financial, Inc.		76,955
770	Travelers Cos., Inc./The		46,146
2,042	Unum Group		54,174
			410,871
	REAL ESTATE - 2.3%
1,681	CB Richard Ellis Group, Inc. - Cl. A *		42,092

	REITS - 5.1%
545	Alexandria Real Estate Equities, Inc.		43,710
840	Digital Realty Trust, Inc.		49,409
			93,119

	TOTAL COMMON STOCK (Cost - $1,428,745)		1,750,724

	SHORT-TERM INVESTMENTS - 2.6%
47,698	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $47,698)		47,698

	TOTAL INVESTMENTS - 98.9% (Cost - $1,476,443) (a)		1,798,422

	OTHER ASSETS AND LIABILITIES - 1.1%		22,350

	TOTAL NET ASSETS - 100.0%		1,820,772

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
February 28, 2011

	Percentages indicated are based on net assets of $1,820,772

	* Non-income producing securities.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 334,820
		Unrealized depreciation:	(12,841)
		Net unrealized appreciation:	$ 321,979

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
February 28, 2011

Principal			Value
	U.S. GOVERNMENT AND AGENCIES - 29.6%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.3%
$ 112,656	5.375%, 8/15/11		$ 113,584
800,000	5.125%, 10/18/16		902,896
			1,016,480
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.7%
700,000	4.125%, 4/15/14		757,078
375,000	5.000%, 4/15/15		419,798
			1,176,876
	U.S. TREASURY NOTES - 4.8%
200,000	4.000%, 11/15/12		211,742
300,000	2.250%, 5/31/14 +		309,176
			520,918
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 4.8%
500,000	1.375%, 1/15/20		530,001

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost - $3,007,029)		3,244,275

	CORPORATE BONDS AND NOTES - 63.4%
	BANKS - 12.5%
240,000	Bank of America Corp., 5.75%, 12/1/17		255,089
335,000	BB&T Corp., 3.375%, 9/25/13		349,887
390,000	Citigroup, Inc., 5.30%, 10/17/12		412,156
100,000	Goldman Sachs Group, Inc. (The), 0.753%, 3/22/16		96,015
250,000	Morgan Stanley., 5.625%, 1/9/12		260,473
			1,373,620
	CHEMICALS - 3.0%
300,000	Monsanto Co., 7.375%, 8/15/12		327,300

	COMMERCIAL MORTGAGE BACKED SECURITIES - 1.7%
176,560	Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49		180,979

	DIVERSIFIED FINANCIAL SERVICES - 5.4%
478,000	General Electric Capital Corp., 5.500%, 1/8/20		508,210
65,000	National Rural Utilities Cooperative Finance Corp., 4.35%, 11/15/11		66,445
			574,655
	ELECTRIC - 8.6%
200,000	DPL, Inc., 6.875%, 9/1/11		204,968
510,000	NextEra Energy Capital Holdings, Inc., 5.625%, 9/1/11		522,903
200,000	Public Service Electric & Gas Co., 5.125%, 9/1/12		211,642
			939,513
	GAS - 4.8%
400,000	Consolidated Natural Gas Co., 6.250%, 11/1/11		413,420
100,000	Southern California Gas Co., 5.500%, 3/15/14		109,815
			523,235
	HEALTHCARE-PRODUCTS - 6.0%
325,000	CR Bard, Inc., 2.875%, 1/15/16		326,641
300,000	Hospira, Inc., 5.90%, 6/15/14		331,080
			657,721
	INSURANCE - 10.4%
275,000	PartnerRe Finance LLC, 5.500%, 6/1/20		281,207
170,000	Protective Life Corp., 7.375%, 10/15/19		188,115
300,000	Prudential Financial, Inc., 6.00%, 12/1/17		333,672
320,000	WR Berkley Corp., 5.60%, 5/15/15		335,322
			1,138,316
	OIL & GAS SERVICES - 5.2%
210,000	Smith International, Inc., 9.75%, 3/15/19		283,819
220,000	Weatherford International, Ltd., 9.625%, 3/1/19		287,672
			571,491

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Principal			Value
	PHARMACEUTICALS - 2.5%
$ 250,000	Merck & Co., Inc., 5.30%, 12/1/13		$ 276,385

	REITS - 3.3%
325,000	Health Care REIT, Inc., 5.875%, 5/15/15		356,203

	TOTAL CORPORATE BONDS AND NOTES (Cost - $6,555,435)		6,919,418
Shares
	SHORT-TERM INVESTMENTS - 6.2%
677,915	Milestone Treasury Obligation Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $677,915)		677,915
Principal
	COLLATERAL FOR SECURITIES LOANED - 2.9%
$ 317,250	BNY Mellon Overnight Government Fund, to yield 0.14%, 3/1/11 with a maturity
	value of $317,252 (Fully collateralized by U.S. government agencies & obligations)
	(Cost - $317,250)		317,250

	TOTAL INVESTMENTS - 102.1% (Cost - $10,557,629) (a)		$ 11,158,858

	OTHER ASSETS AND LIABILITIES - (2.1)%		(204,161)

	TOTAL NET ASSETS - 100.0%		$ 10,954,697

	Percentages indicated are based on net assets of $10,954,697

	+ All or a portion of the security is on loan.

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 607,659
		Unrealized depreciation:	(6,430)
		Net unrealized appreciation:	$ 601,229

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
February 28, 2011

Principal			Value
	MUNICIPAL BONDS - 76.5%
	ALASKA - 3.9%
	Education - 3.9%
$ 150,000	City of Anchorage Schools, Series A, 5.00%, 10/1/20		$ 163,433

	CALIFORNIA - 8.4%
	Education - 3.2%
125,000	Alvord Unified School District, Series A, 5.90%, 2/1/20, MBIA		136,163
	General Obligation - 5.2%
100,000	Grossmont-Cuyamaca, CA Community College District, Series B, 5.00%, 8/1/23		114,657
100,000	State of California, Variable Purpose, 5.00%, 3/1/21		105,838
			220,495
			356,658
	COLORADO - 2.4%
	Public Facilities - 2.4%
100,000	Denver, CO City & County Excise Tax Revenue, 5.50%, 9/1/17, FSA		100,000

	CONNECTICUT - 2.4%
	General Obligation - 2.4%
100,000	Wilton, CT, 2.00%, 2/1/15		101,514

	DELAWARE - 3.4%
	General Obligation - 3.4%
135,000	State of Delaware - Series 2009A, 4.00%, 1/1/13		142,914

	FLORIDA - 4.5%
	Education - 2.0%
75,000	Florida State Board of Education, 5.00%, 1/1/18		85,299
	General Obligation - 2.5%
100,000	Tampa, FL Sales Tax Revenue, 4.00%, 10/1/20		103,647
			188,946
	INDIANA - 2.9%
	General Obligation - 2.9%
110,000	State of Indiana Financial Authority, 5.00%, 7/1/19		121,243

	IOWA - 2.3%
	Education - 2.3%
100,000	University of Iowa Revenue, 3.50%, 7/1/22		98,504

	KENTUCKY - 3.6%
	Education - 3.6%
150,000	Mercer County School District Finance Corp. School Building Revenue, 4.125%, 5/1/23		152,680

	MAINE - 3.4%
	Education - 3.4%
140,000	University of Maine System Revenue, 4.50%, 3/1/26		143,429

	MINNESOTA - 2.5%
	Education - 2.5%
100,000	St. Paul Independent School District, 5.00%, 2/1/12		104,142

	MISSOURI - 3.5%
	Education - 3.5%
130,000	Kirksville R-III School District, 5.00%, 3/1/20		147,294

	NEW JERSEY - 4.2%
	General Obligation - 3.0%
125,000	Passaic, NJ, 3.25%, 8/1/18		128,176
	Housing - 1.2%
50,000	New Jersey Economic Development Authority, 4.00%, 9/1/16, MBIA		52,242
			180,418

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
February 28, 2011

Principal			Value
	NEW YORK - 5.6%
	General Obligation - 5.6%
$ 100,000	City of Buffalo School District - Series A, 5.00%, 5/1/19		$ 111,267
130,000	Dunkirk, NY City School District, 3.50%, 6/15/23		125,883
			237,150
	NORTH CAROLINA - 6.1%
	General Obligation - 2.4%
100,000	Mecklenburg County, Series B, 4.50%, 2/1/18		103,592
	Water/Sewer - 3.7%
150,000	Wilmington, NC Water & Sewer System Revenue, 5.00%, 6/1/23		157,221
			260,813
	PENNSYLVANIA - 3.5%
	General Obligation - 3.5%
150,000	Philadelphia, 4.90%, 9/15/20, FSA		150,048

	SOUTH DAKOTA - 2.7%
	General Obligation - 2.7%
100,000	Heartland Consumers Power District Electric, Revenue, 6.00%, 1/1/17, FSA		112,184

	TEXAS - 6.2%
	General Obligation - 2.6%
100,000	San Antonio, TX Electric & Gas, Revenue, 4.00%, 2/1/16		108,462
	Water/Sewer - 3.6%
150,000	State Water Assistance, Series A, 4.50%, 8/1/22		152,043
			260,505
	WEST VIRGINIA - 2.6%
	Housing - 2.6%
130,000	West Virginia Economic Development Authority - Series A, 4.00%, 6/15/26, MBIA		112,065

	WISCONSIN - 2.4%
	Health/Hospital - 2.4%
100,000	State Health & Educational Facilities Authority, Revenue, 5.25%, 8/15/19, AMBAC		100,025

	TOTAL MUNICIPAL BONDS (Cost - $3,246,732)		3,233,965
Shares
	SHORT-TERM INVESTMENTS - 22.6%
959,509	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $959,509)		959,509

	TOTAL INVESTMENTS - 99.1% (Cost - $4,206,241) (a)		$ 4,193,474

	OTHER ASSETS AND LIABILITIES - 0.9%		44,547

	TOTAL NET ASSETS - 100.0%		$ 4,238,021

	Percentages indicated are based on net assets of $4,238,021

	AMBAC	Insured by AMBAC Indemnity Corporation
	FSA	Insured by Federal Security Assurance
	MBIA	Insured by Municipal Bond Insurance Association

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 28,572
		Unrealized depreciation:	(41,339)
		Net unrealized depreciation:	$ (12,767)

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
February 28, 2011

Principal		Value
	U.S. GOVERNMENT - 11.6%
	UNITED STATES TREASURY BILLS - 11.6%
$ 2,000,000	To Yield 0.24%, 9/22/11
	(Cost - $1,997,266)	$ 1,997,266

	U.S. GOVERNMENT AGENCIES - 5.8%
	FEDERAL HOME LOAN BANK DISCOUNT NOTES - 5.8%
1,000,000	To Yield 0.50%, 3/16/12
	(Cost - $1,000,000)	1,000,000

	REPURCHASE AGREEMENT - 88.8%
15,275,000	Bank of America, 0.17%, due 3/1/11 with a full maturity value of $15,275,072
	(Fully collateralized by $15,275,080 U.S. Treasury Note, 2.625%, due 7/31/2014
	with a full maturity value of $15,580,582)	15,275,000
	(Cost - $15,275,000)

	TOTAL INVESTMENTS - 106.2% (Cost - $18,272,266) (a)	18,272,266

	OTHER ASSETS AND LIABILITIES - (6.2) %	(1,071,969)

	TOTAL NET ASSETS - 100.0%	17,200,297

	Percentages indicated are based on net assets of $17,200,297

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO (Unaudited)
February 28, 2011

Shares			Value
	COMMON STOCK - 1.7%
	COMPUTERS - 0.3%
133	Infosys Technologies, Ltd. - ADR		$ 8,871

	MINING - 0.7%
154	Barrick Gold Corp.		8,135
336	Vale SA		11,501
			19,636
	OIL & GAS - 0.3%
95	China Petroleum & Chemical Corp. - ADR		9,747

	RETAIL - 0.4%
227	Yum! Brands, Inc.		11,424

	TOTAL COMMON STOCK (Cost - $49,841)		49,678

	EXCHANGE TRADED FUNDS - 7.8%
	DEBT FUND - 4.5%
3,066	ProShares Short 20+ Year Treasury *		136,161

	EQUITY FUND - 3.3%
2,156	iShares MSCI Emerging Markets Index Fund		98,723

	TOTAL EXCHANGE TRADED FUNDS (Cost - $242,048)		234,884

Principal
	MUNICIPAL BONDS - 13.7%
	ARGENTINA 13.7%
	General Obligation - 13.7%
$ 375,000	City of Buenos Aires, 12.50%, 4/6/15
	(Cost - $411,543)		410,625

	U.S. GOVERNMENT NOTES - 20.2%
	U.S. TREASURY INFLATION PROTECTION SECURITIES - 20.2%
600,000	1.125%, 1/15/21
	(Cost - $593,236)		606,642

Shares
	SHORT-TERM INVESTMENTS - 56.1%
1,685,218	Milestone Treasury Obligations Portfolio, Institutional Class, to yield 0.01%, 3/1/11
	(Cost - $1,685,218)		1,685,218

	TOTAL INVESTMENTS - 99.5% (Cost - $2,981,886)		$ 2,987,047

	OTHER ASSETS AND LIABILITIES - 0.5%		17,517

	TOTAL NET ASSETS - 100.0%		$ 3,004,564

	Percentages indicated are based on net assets of $3,004,564

	* Non-income producing securities.
	ADR - American Depositary Receipt

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 14,365
		Unrealized depreciation:	(9,204)
		Net unrealized appreciation:	$ 5,161

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 17,873,755	$ 23,645,024	$ 12,083,309	$ 10,125,414	$ 8,138,589
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 21,310,372	$ 31,630,672	$ 15,937,555	$ 12,767,455	$ 9,160,343
Receivable for securities sold	730,983	300,048	288,510	-	-
Receivable for fund shares sold	60,893	33,963	31,396	38,420	10,821
Interest and dividends receivable	12,910	6,737	5,263	9,307	28,441
Prepaid expenses and other assets	37,051	37,668	30,581	30,764	38,968
Total Assets	22,152,209	32,009,088	16,293,305	12,845,946	9,238,573

Liabilities:
Securities lending collateral	-	-	528,982	312,440	-
Payable for securities purchased	-	267,318	194,393	-	45,083
Payable for fund shares redeemed	3,119	3,985	3,589	25,172	1,828
Payable to manager	11,057	15,911	8,851	6,193	5,246
Custody fees payable	7,715	8,872	32,342	7,684	8,921
Administration fees payable	4,783	3,763	2,588	131	145
Compliance officer fees payable	3,781	5,566	3,535	2,038	2,394
Payable for distribution (12b-1) fees	-	3,662	982	406	360
Accrued expenses and other liabilities	27,163	45,644	21,116	8,925	3,601
Total Liabilities	57,618	354,721	796,378	362,989	67,578

Net Assets	$ 22,094,591	$ 31,654,367	$ 15,496,927	$ 12,482,957	$ 9,170,995

Net Assets:
Par value of shares of beneficial interest	$ 15,945	$ 16,704	$ 14,257	$ 14,579	$ 7,869
Paid in capital	32,069,988	36,808,251	13,831,428	10,386,628	12,686,900
Undistributed net investment income (loss)	(37,719)	(147,322)	37,793	6,175	7,007
Accumulated net realized gain
(loss) on investments	(13,390,240)	(13,008,914)	(2,240,797)	(570,258)	(4,552,718)
Net unrealized appreciation
(depreciation) on investments	3,436,617	7,985,648	3,854,246	2,645,833	1,021,937
Net Assets	$ 22,094,591	$ 31,654,367	$ 15,496,927	$ 12,482,957	$ 9,170,995

Net Asset Value Per Share
Class I
Net Assets	$ 21,091,945	$ 28,801,830	$ 12,167,505	$ 11,858,154	$ 8,757,789
Shares of beneficial interest outstanding	1,518,654	1,511,967	1,108,378	1,368,189	749,520
Net asset value/offering price (a)	$ 13.89	$ 19.05	$ 10.98	$ 8.67	$ 11.68

Class A
Net Assets	$ 84,058	$ 1,499,872	$ 2,938,587	$ 25,145	$ 26,298
Shares of beneficial interest outstanding	6,134	80,210	279,914	2,962	2,247
Net asset value (a)	$ 13.70	$ 18.70	$ 10.50	$ 8.49	$ 11.70
Offering price per share	$ 14.54	$ 19.84	$ 11.14	$ 9.01	$ 12.41
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 47,933	$ 42,230	$ 53,637	$ 38,518	$ 21,443
Shares of beneficial interest outstanding	3,862	2,497	5,474	5,767	1,978
Net asset value/offering price (b)	$ 12.41	$ 16.91	$ 9.80	$ 6.68	$ 10.84

Class C
Net Assets	$ 870,655	$ 1,310,435	$ 337,198	$ 561,140	$ 365,465
Shares of beneficial interest outstanding	70,190	77,313	34,512	83,485	33,962
Net asset value/offering price (b)	$ 12.40	$ 16.94	$ 9.77	$ 6.72	$ 10.76

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 15,485,069	$ 96,800,643	$ 5,371,300	$ 1,476,443	$ 10,557,629
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 17,498,804	$ 107,972,603	$ 7,933,942	$ 1,798,422	$ 11,158,858
Cash	-	771	-	-	-
Receivable for securities sold	73,648	7,727,047	-	-	-
Receivable for fund shares sold	5,619	406,519	4,102	3,030	11,853
Interest and dividends receivable	93,549	15,996	4,532	1,647	152,564
Prepaid expenses and other assets	34,978	114,116	26,911	25,597	31,002
Total Assets	17,706,598	116,237,052	7,969,487	1,828,696	11,354,277

Liabilities:
Securities lending collateral	1,767,287	6,574,881	-	-	317,250
Payable for securities purchased	69,160	7,066,511	55,259	-	-
Payable for fund shares redeemed	3,820	31,705	116	247	35,812
Payable to manager	15,272	98,471	8,398	1,218	4,597
Custody fees payable	6,676	22,727	7,962	-	5,795
Administration fees payable	1,999	994	169	545	2,988
Compliance officer fees payable	3,672	4,453	2,526	1,305	2,968
Payable for distribution (12b-1) fees	-	20,728	1,045	68	-
Dividends payable	-	-	-	-	1,025
Accrued expenses and other liabilities	13,221	2,744	6,278	4,541	29,145
Total Liabilities	1,881,107	13,823,214	81,753	7,924	399,580

Net Assets	$ 15,825,491	$ 102,413,838	$ 7,887,734	$ 1,820,772	$ 10,954,697

Net Assets:
Par value of shares of beneficial interest	$ 8,912	$ 67,458	$ -	$ 2,638	$ 10,816
Paid in capital	58,421,747	85,799,702	7,395,655	2,828,734	10,279,206
Undistributed net investment income (loss)	(44,880)	(515,060)	(58,741)	(15,044)	-
Accumulated net realized gain
(loss) on investments	(44,573,542)	5,889,778	(2,011,871)	(1,317,579)	63,446
Net unrealized appreciation
(depreciation) on investments	2,013,254	11,171,960	2,562,691	322,023	601,229
Net Assets	$ 15,825,491	$ 102,413,838	$ 7,887,734	$ 1,820,772	$ 10,954,697

Net Asset Value Per Share
Class I
Net Assets	$ 8,551,693	$ 53,951,407	$ 4,671,828	$ 1,521,360	$ 10,304,494
Shares of beneficial interest outstanding	470,792	3,486,784	262,403	218,936	1,014,488
Net asset value/offering price (a)	$ 18.16	$ 15.47	$ 17.80	$ 6.95	$ 10.16

Class A
Net Assets	$ 5,344,344	$ 39,978,034	$ 2,847,759	$ 258,402	$ 90,760
Shares of beneficial interest outstanding	303,175	2,670,016	169,724	38,620	8,925
Net asset value (a)	$ 17.63	$ 14.97	$ 16.78	$ 6.69	$ 10.17
Offering price per share	$ 18.70	$ 15.89	$ 17.80	$ 7.10	$ 10.79
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 167,964	$ 206,253	$ 66,177	$ 4,778	$ 14,938
Shares of beneficial interest outstanding	10,250	15,104	4,553	774	1,469
Net asset value/offering price (b)	$ 16.39	$ 13.66	$ 14.53	$ 6.18	$ 10.17

Class C
Net Assets	$ 1,761,490	$ 8,278,144	$ 301,970	$ 36,232	$ 544,505
Shares of beneficial interest outstanding	107,088	598,846	20,932	5,877	53,521
Net asset value/offering price (b)	$ 16.45	$ 13.82	$ 14.43	$ 6.16	$ 10.17

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2011 (Unaudited)

		U.S.	James Alpha
	Municipal	Government	Global Enhanced
	Bond	Money Market	Real Return
	Portfolio	Portfolio	Portfolio (c)
Assets:
Investments, at cost (including collateral on
loaned securities) (Note 5)	$ 4,206,241	$ 18,272,266	$ 2,981,886
Investments, at value (including collateral on
loaned securities) (Note 5)	$ 4,193,474	$ 18,272,266	$ 2,987,047
Cash	-	463	-
Receivable for fund shares sold	-	13,696	-
Interest and dividends receivable	37,641	72	19,752
Receivable from manager	-	12,557	4,302
Prepaid expenses and other assets	22,615	37,726	-
Total Assets	4,253,730	18,336,780	3,011,101

Liabilities:
Payable for securities purchased	-	1,000,000	-
Payable for fund shares redeemed	5,244	73,690	-
Payable to manager	1,495	-	1,478
Custody fees payable	2,267	12,457	1,032
Administration fees payable	91	21,046	1,263
Compliance officer fees payable	739	6,116	68
Payable for distribution (12b-1) fees	216	-	-
Dividends payable	274	-	-
Accrued expenses and other liabilities	5,383	23,174	2,696
Total Liabilities	15,709	1,136,483	6,537

Net Assets	$ 4,238,021	$ 17,200,297	$ 3,004,564

Net Assets:
Par value of shares of beneficial interest	$ 4,370	$ 172,775	$ 3,000
Paid in capital	4,305,454	17,028,273	2,997,020
Undistributed net investment income (loss)	-	-	(617)
Accumulated net realized gain
(loss) on investments	(59,036)	(751)	-
Net unrealized appreciation
(depreciation) on investments	(12,767)	-	5,161
Net Assets	$ 4,238,021	$ 17,200,297	$ 3,004,564

Net Asset Value Per Share
Class I
Net Assets	$ 3,631,763	$ 16,724,955	$ 3,004,554
Shares of beneficial interest outstanding	374,154	16,742,779	30,001
Net asset value/offering price (a)	$ 9.71	$ 1.00	$ 10.02

Class A
Net Assets	$ 251,643	$ 95,724	$ 10
Shares of beneficial interest outstanding	25,911	95,728	1
Net asset value (a)	$ 9.71	$ 1.00	$ 10.00
Offering price per share	$ 10.30	$ 1.00	$ 10.61
(maximum sales charge of 5.75%)

Class B
Net Assets	$ 2,309	$ 13,379	$ -
Shares of beneficial interest outstanding	234	13,379	-
Net asset value/offering price (b)	$ 9.87	$ 1.00	-

Class C
Net Assets	$ 352,306	$ 366,239	$ -
Shares of beneficial interest outstanding	36,202	365,757	-
Net asset value/offering price (b)	$ 9.73	$ 1.00	$ -

(a) Redemption price per share. Each Portfolio, with the exception of the U.S. Government Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(b) Redemption price per Class B and C share varies based on length of time shares are held. Each Portfolio, with the exception of the U.S. Government
Money Market Portfolio, will impose a 2% redemption fee for any redemptions of fund shares occurring within 30 days of purchase.
(c) Fund commenced operations on February 1, 2011.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2011 (Unaudited)

	Large	Large
	Capitalization	Capitalization	Mid	Small	International
	Value	Growth	Capitalization	Capitalization	Equity
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 29	$ 19	$ 14	$ 41	$ 4
Dividend income	101,022	62,976	165,685	103,713	100,534
Securities lending income	-	685	2,663	1,120	-
Other income	-	-	-	-	1,741
Less: Foreign withholding taxes	(688)	-	(1,866)	-	(7,618)
Total Investment Income	100,363	63,680	166,496	104,874	94,661

Operating Expenses:
Management fees	62,739	88,716	49,607	37,693	32,717
Distribution (12b-1) fees:
Class A Shares	146	2,680	5,150	43	52
Class B Shares	216	198	236	180	102
Class C Shares	3,867	5,825	1,527	2,572	1,718
Administration fees	47,646	64,193	32,278	28,334	22,500
Professional fees	13,078	19,536	9,387	8,160	6,169
Custodian fees	5,564	6,254	12,674	5,455	8,262
Trustees' fees	3,809	4,833	2,395	2,146	1,613
Compliance officer fees	3,720	5,128	2,541	2,277	1,711
Registration fees	3,720	7,439	8,679	6,199	6,199
Printing and postage expense	2,720	4,046	2,479	4,418	3,443
Insurance expense	1,328	1,830	907	813	611
Miscellaneous expenses	1,237	1,735	1,239	744	457
Total Operating Expenses	149,790	212,413	129,099	99,034	85,554
Less: Expenses waived and/or reimbursed	-	-	-	-	-
Less: Expenses reduced by commission
recapture agreement	(11,708)	(1,411)	(396)	(335)	-
Net Operating Expenses	138,082	211,002	128,703	98,699	85,554

Net Investment Income (Loss)	(37,719)	(147,322)	37,793	6,175	9,107

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	1,841,376	1,985,584	803,785	493,056	32,408
Foreign currency transactions	-	-	-	-	244,204
Net realized gain (loss)	1,841,376	1,985,584	803,785	493,056	276,612

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	3,822,409	5,545,112	3,437,739	2,173,880	1,422,504
Net Realized and Unrealized
Gain (Loss) on Investments	5,663,785	7,530,696	4,241,524	2,666,936	1,699,116

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 5,626,066	$ 7,383,374	$ 4,279,317	$ 2,673,111	$ 1,708,223

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2011 (Unaudited)

					Investment
	Health &	Technology &	Energy & Basic	Financial	Quality
	Biotechnology	Communications	Materials	Services	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:
Interest income	$ 17	$ 214	$ 6	$ 2	$ 246,389
Dividend income	153,863	55,576	28,396	10,592	-
Securities lending income	1,098	29,738	-	-	289
Less: Foreign withholding taxes	(4,184)	-	(647)	(11)	-
Total Investment Income	150,794	85,528	27,755	10,583	246,678

Operating Expenses:
Management fees	97,265	340,763	40,638	10,423	32,783
Management fees - Recapture	-	7,027	1,102	-	-
Distribution (12b-1) fees:
Class A Shares	10,453	49,011	4,551	474	182
Class B Shares	979	1,071	319	22	75
Class C Shares	8,873	22,067	1,211	167	2,707
Administration fees	40,715	88,757	15,767	4,493	32,507
Professional fees	12,385	29,272	4,593	1,134	9,228
Registration fees	7,439	9,079	7,439	4,959	7,439
Printing and postage expense	6,387	15,703	2,104	804	960
Custodian fees	4,215	21,785	5,455	5,867	3,072
Compliance officer fees	3,134	7,477	1,221	322	2,621
Trustees' fees	2,349	7,045	1,150	190	2,016
Insurance expense	1,118	2,666	435	115	935
Miscellaneous expenses	1,239	1,753	745	744	1,256
Total Operating Expenses	196,551	603,476	86,730	29,714	95,781
Less: Expenses waived and/or reimbursed	-	-	-	(4,023)	-
Less: Expenses reduced by commission
recapture agreement	(877)	(2,888)	(234)	(64)	-
Net Operating Expenses	195,674	600,588	86,496	25,627	95,781

Net Investment Income (Loss)	(44,880)	(515,060)	(58,741)	(15,044)	150,897

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	343,223	7,927,584	556,563	(3,499)	78,212
Foreign currency transactions	3,543	39,093	18,120	(1,333)	-
Net realized gain (loss)	346,766	7,966,677	574,683	(4,832)	78,212

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	2,600,121	8,412,220	2,379,337	370,100	(297,411)
Net Realized and Unrealized
Gain (Loss) on Investments	2,946,887	16,378,897	2,954,020	365,268	(219,199)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ 2,902,007	$ 15,863,837	$ 2,895,279	$ 350,224	$ (68,302)

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended February 28, 2011 (Unaudited)

		U.S.	James Alpha
	Municipal	Government	Global Enhanced
	Bond	Money Market	Real Return
	Portfolio	Portfolio	Portfolio (a)

Investment Income:
Interest income	$ 61,425	$ 18,998	$ 1,649
Dividend income	-	-	18
Less: Foreign withholding taxes	-	-	(3)
Total Investment Income	61,425	18,998	1,664

Operating Expenses:
Management fees	10,432	45,814	2,502
Distribution (12b-1) fees:
Class A Shares	354	198	-
Class B Shares	11	101	-
Class C Shares	1,745	1,858	-
Administration fees	9,905	23,978	1,308
Registration fees	4,959	9,613	590
Professional fees	2,760	5,750	400
Custodian fees	1,240	7,141	1,032
Compliance officer fees	784	4,462	68
Trustees' fees	739	4,206	64
Printing and postage expense	365	1,785	120
Insurance expense	280	7,634	205
Miscellaneous expenses	755	1,924	294
Total Operating Expenses	34,329	114,464	6,583
Less: Expenses waived and/or reimbursed	-	(96,431)	(4,302)
Less: Expenses reduced by commission
recapture agreement	-	-	-
Net Operating Expenses	34,329	18,033	2,281

Net Investment Income (Loss)	27,096	965	(617)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(18,686)	-	-
Foreign currency transactions	-	-	-
Net realized gain (loss)	(18,686)	-	-

Net change in unrealized appreciation
(depreciation) from Investments
and Foreign currency transactions	(133,584)	-	5,161
Net Realized and Unrealized
Gain (Loss) on Investments	(152,270)	-	5,161

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (125,174)	$ 965	$ 4,544

(a) Fund commenced operations on February 1, 2011.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value		Large Capitalization Growth		Mid Capitalization
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010
Operations:
Net investment income (loss)	$ (37,719)	$ (17,364)	$ (147,322)	$ (277,418)	$ 37,793	$ (95,447)
Net realized gain (loss) on investments	1,841,376	693,632	1,985,584	4,521,278	803,785	509,167
Net change in unrealized appreciation
(depreciation) on investments	3,822,409	(547,565)	5,545,112	(803,534)	3,437,739	(93,416)
Net increase (decrease) in net assets
resulting from operations	5,626,066	128,703	7,383,374	3,440,326	4,279,317	320,304

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	2,267,641	4,376,229	4,591,800	5,036,385	1,581,242	2,820,393
Class A	6,340	18,359	59,304	1,072,332	113,425	76,507
Class B	-	11,999	-	1,825	-	1,881
Class C	35,860	196,736	96,691	100,454	17,407	51,940
Reinvestment of dividends
and distributions
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Redemption fee proceeds
Class I	-	-	206	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(2,022,090)	(5,571,841)	(2,564,687)	(10,002,138)	(1,393,425)	(4,037,569)
Class A	-	(4,396)	(6,140)	(11,874)	(177,455)	(278,474)
Class B	(1,413)	(117,620)	(2,591)	(70,270)	(1,253)	(81,000)
Class C	(32,855)	(293,450)	(33,731)	(474,550)	(45,525)	(99,732)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	253,483	(1,383,984)	2,140,852	(4,347,836)	94,416	(1,546,054)

Total Increase (Decrease) in Net Assets	5,879,549	(1,255,281)	9,524,226	(907,510)	4,373,733	(1,225,750)

Net Assets:
Beginning of period	16,215,042	17,470,323	22,130,141	23,037,651	11,123,194	12,348,944
End of period*	$ 22,094,591	$ 16,215,042	$ 31,654,367	$ 22,130,141	$ 15,496,927	$ 11,123,194
* Includes undistributed net investment
income (loss) at end of period	$ (37,719)	$ -	$ (147,322)	$ -	$ 37,793	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Capitalization		International Equity		Health & Biotechnology
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010
Operations:
Net investment income (loss)	$ 6,175	$ (18,279)	$ 9,107	$ 70,586	$ (44,880)	$ (188,828)
Net realized gain (loss) on investments
and foreign currency transactions	493,056	1,338,525	276,612	(241,704)	346,766	843,835
Net change in unrealized appreciation
(depreciation) on investments	2,173,880	(724,472)	1,422,504	506,540	2,600,121	293,854
Net increase (decrease) in net assets
resulting from operations	2,673,111	595,774	1,708,223	335,422	2,902,007	948,861

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net Investment Income:
Class I	-	-	(72,682)	(91,604)	-	-
Class A	-	-	(155)	(199)	-	-
Class B	-	-	(48)	-	-	-
Class C	-	-	(357)	(1,665)	-	-
Total Dividends and Distributions
to Shareholders	-	-	(73,242)	(93,468)	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	684,104	4,668,299	564,366	2,922,234	272,776	919,419
Class A	5,873	29,600	1,877	4,844	69,870	703,235
Class B	-	12,664	-	9,374	-	-
Class C	45,446	190,297	10,317	114,775	3,809	15,531
Reinvestment of dividends
and distributions
Class I	-	-	71,019	90,050	-	-
Class A	-	-	155	199	-	-
Class B	-	-	48	-	-	-
Class C	-	-	315	1,452	-	-
Redemption fee proceeds
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	5	-	-	-	-
Cost of shares redeemed
Class I	(1,109,197)	(2,481,427)	(856,620)	(2,237,356)	(886,441)	(2,288,048)
Class A	-	(17,705)	(2,220)	(400)	(534,455)	(1,492,067)
Class B	(1,403)	(34,319)	(497)	(22,404)	(84,258)	(329,143)
Class C	(23,308)	(122,785)	(12,707)	(112,751)	(234,573)	(435,395)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(398,485)	2,244,629	(223,947)	770,017	(1,393,272)	(2,906,468)

Total Increase (Decrease) in Net Assets	2,274,626	2,840,403	1,411,034	1,011,971	1,508,735	(1,957,607)

Net Assets:
Beginning of period	10,208,331	7,367,928	7,759,961	6,747,990	14,316,756	16,274,363
End of period*	$ 12,482,957	$ 10,208,331	$ 9,170,995	$ 7,759,961	$ 15,825,491	$ 14,316,756
* Includes undistributed net investment
income (loss) at end of period	$ 6,175	$ -	$ 7,007	$ 71,145	$ (44,880)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Technology & Communications		Energy & Basic Materials		Financial Services
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010
Operations:
Net investment income (loss)	$ (515,060)	$ (404,498)	$ (58,741)	$ (117,359)	$ (15,044)	$ (30,317)
Net realized gain (loss) on investments
and foreign currency transactions	7,966,677	4,598,167	574,683	239,522	(4,832)	(64,851)
Net change in unrealized appreciation
(depreciation) on investments	8,412,220	(55,561)	2,379,337	193,897	370,100	(99,645)
Net increase (decrease) in net assets
resulting from operations	15,863,837	4,138,108	2,895,279	316,060	350,224	(194,813)

Distributions to Shareholders:
Net Realized Gains:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Net Investment Income:
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	-	-	-	-	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	41,925,066	2,409,464	347,892	1,154,609	205,670	891,570
Class A	22,890,093	6,644,179	241,096	417,970	18,222	4,238
Class B	-	-	-	2,386	-	1,630
Class C	6,413,503	379,358	16,874	60,231	2,730	9,245
Reinvestment of dividends
and distributions
Class I	-	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Redemption fee proceeds
Class I	208	-	-	-	-	-
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Class C	-	-	-	-	-	-
Cost of shares redeemed
Class I	(3,521,118)	(2,317,178)	(566,596)	(1,331,190)	(194,021)	(638,598)
Class A	(2,971,077)	(1,834,650)	(246,114)	(672,000)	(22,307)	(106,555)
Class B	(131,112)	(169,775)	(13,127)	(124,610)	-	(8,405)
Class C	(232,805)	(115,536)	(7,081)	(48,854)	(1,898)	(11,239)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	64,372,758	4,995,862	(227,056)	(541,458)	8,396	141,886

Total Increase (Decrease) in Net Assets	80,236,595	9,133,970	2,668,223	(225,398)	358,620	(52,927)

Net Assets:
Beginning of period	22,177,243	13,043,273	5,219,511	5,444,909	1,462,152	1,515,079
End of period*	$102,413,838	$ 22,177,243	$ 7,887,734	$ 5,219,511	$ 1,820,772	$ 1,462,152
* Includes undistributed net investment
income (loss) at end of period	$ (515,060)	$ -	$ (58,741)	$ -	$ (15,044)	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Investment Quality Bond		Municipal Bond		U.S. Government Money Market
	Portfolio		Portfolio		Portfolio
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010
Operations:
Net investment income (loss)	$ 150,897	$ 412,092	$ 27,096	$ 56,173	$ 965	$ 2,328
Net realized gain (loss) on investments	78,212	408,340	(18,686)	(7,519)	-	-
Net change in unrealized appreciation
(depreciation) on investments	(297,411)	88,444	(133,584)	131,767	-	-
Net increase (decrease) in net assets
resulting from operations	(68,302)	908,876	(125,174)	180,421	965	2,328

Distributions to Shareholders:
Net Realized Gains:
Class I	(196,672)	-	-	-	-	-
Class A	(1,572)	-	-	-	-	-
Class B	(260)	-	-	-	-	-
Class C	(9,339)	-	-	-	-	-
Net Investment Income:
Class I	(145,480)	(397,963)	(25,087)	(51,686)	(941)	(2,278)
Class A	(992)	(1,620)	(1,035)	(881)	(5)	(8)
Class B	(119)	(400)	(7)	(24)	(1)	(4)
Class C	(4,306)	(12,109)	(967)	(3,582)	(18)	(38)
Total Dividends and Distributions
to Shareholders	(358,740)	(412,092)	(27,096)	(56,173)	(965)	(2,328)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	1,143,693	2,435,271	1,904,045	1,286,648	3,462,540	11,682,233
Class A	13,435	65,962	116,523	93,464	4,567	41,475
Class B	-	-	-	-	-	-
Class C	20,852	60,553	5,262	10,626	37,687	332,169
Reinvestment of dividends
and distributions
Class I	333,372	391,302	23,671	49,234	935	2,262
Class A	2,262	1,163	-	40	5	6
Class B	378	401	7	24	1	4
Class C	13,369	11,883	1,032	3,580	18	37
Cost of shares redeemed
Class I	(2,765,456)	(5,436,975)	(1,250,263)	(866,048)	(5,991,299)	(19,259,002)
Class A	(12,604)	(32,544)	-	-	(12,286)	(20,154)
Class B	(299)	(7,303)	-	(55,090)	(25,358)	(67,329)
Class C	(29,529)	(226,961)	(5,906)	(78,883)	(42,847)	(432,687)
Net increase (decrease) in net assets
from share transactions of
beneficial interest	(1,280,527)	(2,737,248)	794,371	443,595	(2,566,037)	(7,720,986)

Total Increase (Decrease) in Net Assets	(1,707,569)	(2,240,464)	642,101	567,843	(2,566,037)	(7,720,986)

Net Assets:
Beginning of period	12,662,266	14,902,730	3,595,920	3,028,077	19,766,334	27,487,320
End of period*	$ 10,954,697	$ 12,662,266	$ 4,238,021	$ 3,595,920	$ 17,200,297	$ 19,766,334
* Includes undistributed net investment
income (loss) at end of period	$ -	$ -	$ -	$ -	$ -	$ -

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

James Alpha Global Enhanced
Real Return Portfolio

Period Ended
February 28, 2011
(Unaudited) (a)
Operations:
Net investment income (loss)	$ (617)
Net realized gain (loss) on investments	-
Net change in unrealized appreciation
(depreciation) on investments	5,161
Net increase (decrease) in net assets
resulting from operations	4,544

Distributions to Shareholders:
Net Realized Gains:
Class I	-
Class A	-
Net Investment Income:
Class I	-
Class A	-
Total Dividends and Distributions
to Shareholders	-

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold
Class I	3,000,010
Class A	10
Reinvestment of dividends
and distributions
Class I	-
Class A	-
Cost of shares redeemed
Class I	-
Class A	-
Net increase (decrease) in net assets
from share transactions of
beneficial interest	3,000,020

Total Increase (Decrease) in Net Assets	3,004,564

Net Assets:
Beginning of period	-
End of period*	$ 3,004,564
* Includes undistributed net investment
income (loss) at end of period	$ -

(a) Fund commenced operations on February 1, 2011.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited)

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Trust commenced investment operations on September 2, 1994.  The Trust consists of thirteen portfolios: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; U.S. Government Money Market Portfolio and the James Alpha Global Enhanced Real Return Portfolio (collectively, the “Portfolios”).  Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager. The James Alpha Global Enhanced Real Return Portfolio is managed by Armored Wolf, LLC (“ArmoredWolf”) and supervised by the Manager. With the exception of the James Alpha Global Ehnanced Real Return Portfolio, each of the Portfolios is provided with the discretionary advisory services of an investment adviser identified, retained, supervised and compensated by the Manager.  The following serve as advisers (the “Advisers”) to their respective Portfolio(s): DePrince, Race & Zollo, Inc. serves as Adviser to International Equity; Loomis, Sayles & Co., L.P. serves as Adviser to Energy & Basic Materials, Financial Services and Large Capitalization Growth; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Fox Asset Management, LLC serves as Adviser to Small Capitalization, Municipal Bond and Investment Quality Bond; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology; Columbus Circle Investors serves as Adviser to Technology & Communications; M.D. Sass Investors Services, Inc. serves as Adviser to Large Capitalization Value; Milestone Capital  Management LLC serves as Adviser to U.S. Government Money Market. Armored Wolf, LLC serves as Adviser to James Alpha Global Enhanced Real Return. Gemini Fund Services, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.   Northern Lights Distributors, LLC (the “Distributor”) is the Trust’s Distributor, and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC.

    The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio and the Financial Services Portfolio are non-diversified portfolios.   The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio and the James Alpha Global Enhanced Real Return Portfolio are diversified portfolios.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market James Alpha Global Enhanced Real Return

Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital

Attractive long-term risk-adjusted returns relative to traditional financial market indices.

     Currently, each Portfolio offers Class A, Class B, Class C and Class I shares with the exception of  the James Alpha Global Enhanced Real Return Portfolio which offers Class A and Class I shares (the Trust has suspended sales of Class B shares with certain exceptions).   Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.  In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class I shares approximately eight years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   To discourage short-term trading and offset brokerage commissions, market impact and other costs associated with short-term trading, the Portfolios, excluding the U.S. Government Money Market Portfolio, charge a 2% fee on the value of shares that are redeemed within 30 days of purchase.   Such fees are paid directly to the Portfolio from which the redemption is made.   Please see the Trust’s prospectus for additional details.

     The following is a summary of significant accounting policies consistently followed by each Portfolio:

(a)

Valuation of Investments

     Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.   Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security.   The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	20,551,588	-	-	20,551,588
Money Market Funds	758,784	-	-	758,784
Collateral for Securities Loaned	-	-	-	-
Total	21,310,372	-	-	21,310,372

Large Capitalization Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	31,444,680	-	-	31,444,680
Money Market Funds	185,992	-	-	185,992
Collateral for Securities Loaned	-	-	-	-
Collateral for Securities Loaned	-	-	-	-
Total	31,630,672	-	-	31,630,672

Mid Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,148,582	-	-	15,148,582
Exchange Traded Funds	-	-	-	-
Money Market Funds	259,991	-	-	259,991
Collateral for Securities Loaned	528,982	-	-	528,982
Total	15,937,555	-	-	15,937,555

Small Capitalization

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	11,898,882	-	-	11,898,882
Money Market Funds	556,133	-	-	556,133
Collateral for Securities Loaned	312,440			312,440
Total	12,767,455	-	-	12,767,455

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	8,995,159	-	-	8,995,159
Money Market Funds	165,184	-	-	165,184
Total	9,160,343	-	-	9,160,343

Health & Biotechnology

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	15,485,560	-	-	15,485,560
Money Market Funds	245,957	-	-	245,957
Collateral for Securities Loaned	1,767,287	-	-	1,767,287
Total	17,498,804	-	-	17,498,804

Technology & Communications

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	98,374,563	-	-	98,374,563
Money Market Funds	3,023,159	-	-	3,023,159
Collateral for Securities Loaned	6,574,881	-	-	6,574,881
Total	107,972,603	-	-	107,972,603

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

The following tables summarize the inputs used as of February 28, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Energy & Basic Materials

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	7,693,031	-	-	7,693,031
Money Market Funds	240,911	-	-	240,911
Total	7,933,942	-	-	7,933,942

Financial Services

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	1,750,724	-	-	1,750,724
Money Market Funds	47,698	-	-	47,698
Total	1,798,422	-	-	1,798,422

Investment Quality Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	10,163,693	-	10,163,693
Money Market Funds	677,915	-	-	677,915
Collateral for Securities Loaned	317,250	-	-	317,250
Total	995,165	10,163,693	-	11,158,858

Municipal Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	3,233,965	-	3,233,965
Money Market Funds	959,509	-	-	959,509
Total	959,509	3,233,965	-	4,193,474

U.S. Government Money Market

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	-	2,997,266	-	2,997,266
Money Market Funds	-	-	-	-
Repurchase Agreement	-	15,275,000	-	15,275,000
Total	-	18,272,266	-	18,272,266

James Alpha Global Enhanced Real Return

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	49,678	-	-	49,678
Exchange Traded Funds	234,884	-	-	234,884
Bonds & Notes	-	1,017,267	-	1,017,267
Money Market Funds	1,685,218	-	-	1,685,218
Total	1,969,780	1,017,267	-	2,987,047

The Portfolios did not hold any Level 3 securities during the period.

Refer to the Schedules of Investments for industry Classifications.

There were no significant transfers between Level 1 and Level 2 during the current period presented.

(b) Federal Income Tax

     It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

     Capital loss carry forwards, as of each Portfolio’s most recent tax year-end, available to offset future capital gains, if any, are as follows:

Assets	2011	2012	2014	2015	2016	2017	2018	Total
Large Capitalization Value	$ -	$ -	$ -	$ -	$ -	$ 11,999,758	$ 2,343,762	$ 14,343,520
Large Capitalization Growth	9,654,252	-	-	-	-	4,861,482	466,182	14,981,916
Mid Capitalization	-	-	-	-	-	2,109,887	770,755	2,880,642
Small Capitalization	-	-	-	-	-	998,027	-	998,027
International Equity	2,172,690	-	-	-	-	405,567	1,863,505	4,441,762
Health & Biotechnology	43,129,921	-	677,231	-	-	-	1,007,351	44,814,503
Technology & Communications	771,148	-	-	-	-	1,136,075	-	1,907,223
Energy & Basic Materials	-	-	-	-	-	1,453,560	1,049,270	2,502,830
Financial Services	-	-	-	-	-	691,022	582,779	1,273,801
Investment Quality Bond	-	-	-	-	-	-	-	-
Municipal Bond	-	-	-	-	-	-	38,979	38,979
U.S. Government Money Market	-	751	-	-	-	-	-	751

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its 2007-2009 returns and expected to be taken in the Portfolios’ 2010 returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Portfolios identify its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Portfolios make significant investments.  The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2011, the Portfolios did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

For the year ended August 31, 2010 the Small Capitalization and Investment Quality Bond Portfolios utilized $304,789 and $122,341 of capital loss carryforwards respectively.

      (c) Security Transactions and Other Income

     Security transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

     The following table summarizes each Portfolio’s dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communications	Annually	Annually
Energy & Basic Materials	Annually	Annually
Financial Services	Annually	Annually
Investment Quality Bond	Daily – paid monthly	Annually
Municipal Bond	Daily – paid monthly	Annually
U.S. Government Money Market	Daily – paid monthly	Annually Annually
James Alpha Global Enhanced Real Return	Annually

     Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date.  The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book-tax” differences are either permanent or temporary in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital.

(e) Allocation of Expenses

     Expenses specifically attributable to a particular Portfolio are borne by that Portfolio.  Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis.

     (f) Repurchase Agreements

     In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Other

     The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.   Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

2.

MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     (a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio's average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; and 0.475% for U.S. Government Money Market.  For James Alpha Global Enhanced Real Return management fees are payable to the Advisor monthly and are computed daily at the annual rate of 1.10% of the Portfolio’s average daily net assets and the Manager receives an annual supervision fee of 0.10% of the Portfolio’s average daily net assets decreasing at various asset levels or a minimum of $15,000 annually paid out monthly.

     For the period ended February 28, 2011 the Manager waived $4,023 for Financial Services and $88,524 for U.S. Government Money Market, and Armored Wolf waived $4,302 for James Alpha Global Enhanced Real Return.

       (b) Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected were $6,953 for the six months ended February 28, 2011.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”)(formerly Fund Compliance Services, LLC), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended February 28, 2011, the Trust incurred expenses of $35,466 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Printing services prices vary according to available discounts.  For six months ended February 28, 2011, the Trust paid GemCom $74,628 for EDGAR and printing services performed.

Certain officers of GFS and NLCS are also officers of the Trust.

     (c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A, B and C shares of the Portfolios.  The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager and Armored Wolf, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of James Alpha Global Enhanced Real Return Class A shares) and 1.00% of the average daily net assets of the Portfolios (except for the James Alpha Global Enhanced Real Return Portfolio) Class B and Class C shares.   A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager and Armored Wolf or other entities for providing support services.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.    The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.   For the six months ended February 28, 2011, the Distributor waived $2,157 in fees for the U.S. Government Money Market Portfolio.

    Class A shares are offered at net asset value plus a maximum sales load of 5.75%.   Class B shares are offered subject to a maximum contingent deferred sales charge (“CDSC”) of 5.00% and will automatically convert to Class I shares after eight years.   Class C shares are offered subject to a CDSC of 1.00% and, prior to January 1, 2003, had been subject to a maximum sales load of 1.00%.   Class I shares are offered at net asset value.

     For the six months ended February 28, 2011, the Distributor, Northern Lights Distributors, LLC (“NLD”) received sales charges on sales of the Portfolios’ Class A shares.   In addition, CDSCs were paid to the Manager for Class C shares.   The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales	CDSC's
	Charges
	Class A	Class C
Large Capitalization Value	$ -	$ 226
Large Capitalization Growth	470	822
Mid Capitalization	19	61
Small Capitalization	-	407
International Equity	-	73
Health & Biotechnology	80	12
Technology & Communications	34,330	64,008
Energy & Basic Materials	1,899	148
Financial Services	124	10
Investment Quality Bond	102	128
Municipal Bond	905	46
U.S. Government Money Market	-	135
James Alpha Global Enhanced Real Return	-	-

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

(d) The Trust and the Manager, and the Trust and Armored Wolf on behalf of the James Alpha Global Enhanced Real Return Portfolio, have entered into an Excess Expense Agreement (the “Expense Agreement”).  In connection with the Expense Agreement, the Manager is currently voluntarily waiving, and Armored Wolf is currently waiving, all or a portion of its management fees and/or assuming certain other operating expenses of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”).  The annual expense caps in effect at February 28, 2011 for each portfolio were:  3.00%, 3.60%, 3.60% and 2.60% for Class A, B, C and I shares respectively, of Large Capitalization Value, Large Capitalization Growth,  Mid Capitalization, and Small Capitalization; 3.30%, 3.90%, 3.90% and 2.90% for Class A, B, C and I shares, respectively, of International Equity; 2.30%, 2.90%, 2.90% and 1.90% for Class A, B, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75%, 2.75% and 1.75% for Class A, B, C and I shares respectively, of U.S. Government Money Market; 3.40%, 4.00%, 4.00% and 3.00% for Class A, B, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 1.50%  and 1.25% for Class A and I shares, respectively, of James Alpha Global Enhanced Real Return. Under the terms of the Expense Agreement, expenses borne by the Manager or Armored Wolf  are subject to reimbursement for up to three years from the date the fee or expense was incurred.   No reimbursement will be made if it would result in the portfolio exceeding its Expense Cap.   The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice.  The Expense Agreement with Armored Wolf shall continue for an initial term through December 31, 2012

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement under which, certain portfolio expenses could be paid by such broker or rebates could be given to each participating Portfolio.   For the  six months ended February 28, 2011, the amount received by the participating Portfolios under this arrangement was as follows: Large Capitalization Value, $11,708; Large Capitalization Growth, $1,411; Mid Capitalization, $396; Small Capitalization, $335; Health & Biotechnology, $877; Technology & Communications, $2,888; Energy & Basic Materials, $234; and Financial Services, $64.

3.

INVESTMENT TRANSACTIONS

     (a) For the six months ended February 28, 2011, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$ 10,624,720	$ 11,697,262
Large Capitalization Growth	13,297,667	11,447,473
Mid Capitalization	6,322,191	5,804,967
Small Capitalization	1,800,785	1,960,062
International Equity	1,469,910	1,885,985
Health & Biotechnology	502,887	1,860,111
Technology & Communications	197,210,099	136,575,826
Energy & Basic Materials	2,196,885	2,605,584
Financial Services	439,642	485,397
Investment Quality Bond	1,655,467	3,466,916
Municipal Bond	646,045	632,638
James Alpha Global Enhanced Real Return	1,295,838	-

      (b) Certain Portfolios may enter into options contracts.  An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time.  Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

      Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily.  When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid.  When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.  When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.  When the Portfolio exercises a call option, the cost of the security, which the Portfolio purchases upon exercise, will be increased by the premium originally paid.

      Certain Portfolios may write covered call options.  This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

      When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily.  When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received.  When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.  When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

      The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

      The Portfolios may enter into options for hedging purposes.  The risk associated with purchasing options is limited to the premium originally paid.  The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

4.

AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

     Each Portfolio has unlimited shares of beneficial interest authorized at $.01 par value per share.  For the periods indicated, transactions were as follows:

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

	Class I Shares		Class A Shares
	Period Ended	Year Ended	Period Ended	Year Ended
	February 28, 2011	August 31, 2010	February 28, 2011	August 31, 2010
James Alpha Global Enhanced Real Return
Issued	30,001	-	1	-
Redeemed	-	-	-	-
Reinvested from Dividends	-	-	-	-
Net Increase (Decrease) in Shares	30,001	-	1	-

5.   SECURITIES LENDING

    Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees.    Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures.   A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios.   Generally, in the event of a counter-party default, each Portfolio has the right to use the collateral to offset the losses incurred.   There would be a potential loss to a Portfolio in the event such Portfolio is delayed or prevented from exercising its right to dispose of the collateral.

    At February 28, 2011 the following portfolios loaned securities and received cash collateral for the loan.  This cash was invested in a BNY Mellon Corp. Repurchase Agreement with a maturity of March 1, 2011.

  At February 28, 2011, the percentage of total investment income derived from the investment of cash collateral retained by the lending agent, BONY, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Growth	1.08%
Mid Capitalization	1.60%
Small Capitalization	1.07%
Health & Biotechnology	0.73%
Technology & Communications	34.77%
Investment Quality Bond	0.12%

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

    The tax character of dividends paid during the period ended August 31, 2010 was as follows:

Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ -	$ -	$ -	$ -
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	93,468	-	-	93,468
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	-	-	-	-
Financial Services	-	-	-	-
Investment Quality Bond	412,092	-	-	412,092
Municipal Bond	478	55,695	-	56,173
U.S. Government Money Market	2,328	-	-	2,328

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2011 (Unaudited) (Continued)

    The tax character of dividends paid during the period ended August 31, 2009 was as follows:

			Long Term
Portfolio	Ordinary Income	Tax Exempt Income	Capital Gains	Total
Large Capitalization Value	$ 375,107	$ -	$ -	$ 375,107
Large Capitalization Growth	63,000	-	-	63,000
Mid Capitalization	-	-	-	-
Small Capitalization	4,002	-	1,077,365	1,081,367
International Equity	125,001	-	-	125,001
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	570,007	-	1,213,594	1,783,601
Financial Services	-	-	-	-
Investment Quality Bond	411,389	-	-	411,389
Municipal Bond	3,132	76,722	32,081	111,935
U.S. Government Money Market	29,617	-	-	29,617

    As a result of capital loss carry forward limitations, net operating losses, unrealized appreciation (depreciation) from acquired funds and other reclassifications as of the Portfolios’ most recent tax year-ends, paid in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments and foreign currency transactions were adjusted as follows:

			Increase (Decrease) in Accumulated
		Increase (Decrease) in	Net Realized Gain (Loss) on
	Increase (Decrease) in	Undistributed Net	Investments and Foreign
Portfolio	Paid in Capital	Investment Income (Loss)	Currency Transactions
Large Capitalization Value	$ (17,364)	$ 17,364	$ -
Large Capitalization Growth	(277,418)	277,418	-
Mid Capitalization	(530,032)	95,447	434,585
Small Capitalization	(18,247)	18,247	-
International Equity	-	560	(560)
Health & Biotechnology	(46,453,908)	188,828	46,265,080
Technology & Communications	(20,110,694)	404,498	19,706,196
Energy & Basic Materials	(117,116)	117,359	(243)
Financial Services	(31,355)	30,317	1,038
Investment Quality Bond	(248)	-	248
Municipal Bond	-	-	-
U.S. Government Money Market	-	-	-

Net assets were unaffected by the above reclassifications.

 As of each of the Portfolio’s tax year-end, the components of distributable earnings on a tax basis were as follows:

							Total
	Undistributed	Undistributed	Undistributed			Unrealized	Accumulated
	Ordinary	Tax Exempt	Long Term	Capital Loss	Post October	Appreciation	Earnings
Portfolio	Income	Income	Capital Gains	Carryforwards	Loss Deferrals	(Depreciation)	(Deficits)
Large Capitalization Value	$ -	$ -	$ -	$ (14,343,520)	$ (412,670)	$ (861,218)	$ (15,617,408)
Large Capitalization Growth	-	-	-	(14,981,916)	-	2,427,954	(12,553,962)
Mid Capitalization	-	-	-	(2,880,642)	-	252,567	(2,628,075)
Small Capitalization	-	-	-	(998,027)	-	406,666	(591,361)
International Equity	73,237	-	-	(4,441,762)	(297,539)	(492,688)	(5,158,752)
Health & Biotechnology	-	-	-	(44,814,503)	(45)	(692,627)	(45,507,175)
Technology & Communications	-	-	-	(1,907,223)	-	2,590,064	682,841
Energy & Basic Materials	-	-	-	(2,502,830)	(42,765)	142,388	(2,403,207)
Financial Services	-	-	-	(1,273,801)	(31,735)	(55,288)	(1,360,824)
Investment Quality Bond	-	-	193,077	-	-	898,640	1,091,717
Municipal Bond	-	-	-	(38,979)	(1,371)	120,817	80,467
U.S. Government Money Market	-	-	-	(751)	-	-	(751)

     The difference between book basis and tax basis distributable earnings, if any, is due primarily to different book/tax treatment of foreign currency gains and losses and short-term capital gains, the tax deferral of losses on wash sales and the tax deferral of losses incurred after October 31.

7.   NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers in to and out of Levels 1 and 2 during the current period presented.  The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Portfolios’ financial statements.

8. SUBSEQUENT EVENTS

In preparing the Financial Statements as of February 28, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Large Cap Value Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 10.29	$ 10.36	$ 13.01	$ 21.99	$ 20.13	$ 18.26
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.02)	(0.01)	(0.02)	0.21	0.14	0.11
Net realized and unrealized gain (loss)	3.62	(0.06)	(2.41)	(6.46)	1.84	1.78
Total from investment operations	3.60	(0.07)	(2.43)	(6.25)	1.98	1.89
Dividends and Distributions:
Dividends from net investment income	-	-	(0.22)	(0.17)	(0.12)	(0.02)
Distributions from realized gains	-	-	-	(2.56)	-	-
Total dividends and distributions	-	-	(0.22)	(2.73)	(0.12)	(0.02)

Net Asset Value, End of Period	$ 13.89	$ 10.29	$ 10.36	$ 13.01	$ 21.99	$ 20.13

Total Return*	34.99%	(0.68)%	(18.14)%	(31.45)%	9.80%	10.36%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 21,092	$ 15,475	$ 16,545	$ 22,021	$ 38,835	$ 42,149
Ratio of net operating expenses to
average net assets (2)(3)	1.39%	1.44%	1.72%	1.46%	1.42%	1.52%
Ratio of net investment income (loss) to
average net assets (2)	(0.35)%	(0.05)%	(0.26)%	1.25%	0.63%	0.55%
Portfolio Turnover Rate	57%	101%	82%	182%	66%	49%

	Large Cap Growth Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,	August 31,	August 31,
	2011	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 14.27	$ 12.29	$ 17.24	$ 17.27	$ 13.82	$ 14.34
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)	(0.15)	(0.13)	0.04	(0.17)	(0.16)
Net realized and unrealized gain (loss)	4.87	2.13	(4.79)	(0.07)	3.62	(0.36)
Total from investment operations	4.78	1.98	(4.92)	(0.03)	3.45	(0.52)
Dividends and Distributions:
Dividends from net investment income	-	-	(0.03)	-	-	-
Distributions from realized gains	-	-	-	-	-	-
Total dividends and distributions	-	-	(0.03)	-	-	-

Net Asset Value, End of Period	$ 19.05	$ 14.27	$ 12.29	$ 17.24	$ 17.27	$ 13.82

Total Return*	33.50%	16.11%	(28.47)%	(0.17)%	24.96%	(3.63)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 28,802	$ 20,076	$ 21,720	$ 33,260	$ 35,895	$ 34,116
Ratio of net operating expenses to
average net assets (2)(4)	1.48%	1.58%	1.91%	1.26%	1.51%	1.59%
Ratio of net investment income (loss) to
average net assets (2)	(1.01)%	(1.06)%	(1.12)%	0.20%	(1.07)%	(1.05)%
Portfolio Turnover Rate	43%	151%	200%	167%	104%	125%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Value Portfolio: 1.51% for the six months ended February 28, 2011; 1.57% for the year ended August 31, 2010; 2.00% for the year ended August 31, 2009; 1.52% for the year ended August 31, 2008; 1.43% for the year ended August 31, 2007; and 1.52% for the year ended August 31, 2006.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Large Cap Growth Portfolio: 1.49% for the six months ended February 28, 2011; 1.61% for the year ended August 31, 2010; 1.91% for the year ended August 31, 2009; 1.28% for the year ended August 31, 2008; 1.53% for the year ended August 31, 2007; and 1.59% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Mid Capitalization Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2011	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 7.89	$ 7.73	$ 9.28	$ 10.42		$ 11.04	$ 12.96
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.03	(0.05)	(0.03)	(0.03)		(0.04)	(0.11)
Net realized and unrealized gain (loss)	3.06	0.21	(1.52)	(0.33)		1.93	0.04
Total from investment operations	3.09	0.16	(1.55)	(0.36)		1.89	(0.07)
Dividends and Distributions:
Dividends from net investment income	-	-	-	-		-	-
Distributions from realized gains	-	-	-	(0.78)		(2.51)	(1.85)
Total dividends and distributions	-	-	-	(0.78)		(2.51)	(1.85)

Net Asset Value, End of Period	$ 10.98	$ 7.89	$ 7.73	$ 9.28		$ 10.42	$ 11.04

Total Return*	39.16%	2.07%	(16.70)%	(3.59)%		19.19%	(0.62)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 12,168	$ 8,643	$ 9,594	$ 12,964		$ 11,571	$ 10,469
Ratio of net operating expenses to
average net assets (2)(4)	1.84%	2.17%	2.34%	1.40%	(3)	1.61%	2.00%
Ratio of net investment income (loss) to
average net assets (2)	0.67%	(0.64)%	(0.53)%	(0.30)%		(0.39)%	(0.94)%
Portfolio Turnover Rate	45%	124%	88%	89%		78%	130%

	Small Cap Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2011	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 6.85	$ 6.31	$ 9.06	$ 12.14		$ 13.05	$ 15.63
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01	(0.01)	-	0.02		0.03	(0.07)
Net realized and unrealized gain (loss)	1.81	0.55	(1.89)	(0.32)		1.57	0.99
Total from investment operations	1.82	0.54	(1.89)	(0.30)		1.60	0.92
Dividends and Distributions:
Dividends from net investment income	-	-	-	(0.01)		-	-
Distributions from realized gains	-	-	(0.86)	(2.77)		(2.51)	(3.50)
Total dividends and distributions	-	-	(0.86)	(2.78)		(2.51)	(3.50)

Net Asset Value, End of Period	$ 8.67	$ 6.85	$ 6.31	$ 9.06		$ 12.14	$ 13.05

Total Return*	26.57%	8.56%	(19.18)%	(2.50)%		13.35%	6.99%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 11,858	$ 9,737	$ 6,976	$ 11,124		$ 14,919	$ 16,175
Ratio of net operating expenses to
average net assets (2)(5)	1.65%	1.72%	2.22%	1.66%		1.31%	1.85%
Ratio of net investment income (loss) to
average net assets adjusted for REIT income (2)	0.15%	(0.19)%	0.04%	0.25%		0.27%	(0.53)%
Portfolio Turnover Rate	16%	64%	77%	58%		42%	35%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.37% for the same period for the Mid Capitalization Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Mid Capitalization Portfolio: 1.84% for the six months ended February 28, 2011; 2.18% for the year ended August 31, 2010; 2.35% for the year ended August 31, 2009; 1.41% for the year ended August 31, 2008; 1.64% for the year ended August 31, 2007; and 2.03% for the year ended August 31, 2006.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Small Cap Portfolio: 1.66% for the six months ended February 28, 2011; 1.72% for the year ended August 31, 2010; 2.24% for the year ended August 31, 2009; 1.69% for the year ended August 31, 2008; 1.32% for the year ended August 31, 2007; and 1.85% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	International Equity Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,		August 31,	August 31,
	2011	2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$ 9.64	$ 9.60	$ 12.22		$ 14.73		$ 12.97	$ 10.62
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01	0.11	0.14		0.14		0.13	0.04
Net realized and unrealized gain (loss)	2.13	0.08	(2.59)		(2.49)		1.66	2.37
Total from investment operations	2.14	0.19	(2.45)		(2.35)		1.79	2.41
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.17)		(0.16)		(0.03)	(0.06)
Distributions from realized gains	-	-	-		-		-	-
Total dividends and distributions	(0.10)	(0.15)	(0.17)		(0.16)		(0.03)	(0.06)

Net Asset Value, End of Period	$ 11.68	$ 9.64	$ 9.60		$ 12.22		$ 14.73	$ 12.97

Total Return*	22.21%	1.87%	(19.65)%		(16.16)%		13.82%	22.75%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 8,758	$ 7,418	$ 6,410		$ 8,867		$ 14,108	$ 13,507
Ratio of net operating expenses to
average net assets (2)(4)	1.88%	2.25%	1.95%		1.92%		1.78%	1.91%
Ratio of net investment income (loss) to
average net assets (2)	0.25%	1.06%	1.70%		1.00%		0.92%	0.32%
Portfolio Turnover Rate	17%	160%	52%		70%		83%	69%

	Health & Biotechnology Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,		August 31,		August 31,	August 31,
	2011	2010	2009		2008		2007	2006
Net Asset Value, Beginning of Period	$ 15.02	$ 14.25	$ 14.37		$ 14.72		$ 13.40	$ 14.42
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.03)	(0.14)	(0.13)		(0.14)		(0.17)	(0.22)
Net realized and unrealized gain (loss)	3.17	0.91	0.01		(0.21)		1.49	(0.80)
Total from investment operations	3.14	0.77	(0.12)		(0.35)		1.32	(1.02)
Dividends and Distributions:
Dividends from net investment income	-	-	-		-		-	-
Distributions from realized gains	-	-	-		-		-	-
Total dividends and distributions	-	-	-		-		-	-

Net Asset Value, End of Period	$ 18.16	$ 15.02	$ 14.25		$ 14.37		$ 14.72	$ 13.40

Total Return*	20.91%	5.40%	(0.84)%		(2.38)%		9.85%	(7.07)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 8,552	$ 7,605	$ 8,481		$ 8,199		$ 2,137	$ 2,250
Ratio of net operating expenses to
average net assets (2)(5)	2.25%	2.39%	2.55%	(3)	2.29%	(3)	2.10%	2.30%
Ratio of net investment income (loss) to
average net assets (2)	(0.31)%	(0.87)%	(1.10)%		(1.02)%		(1.15)%	(1.55)%
Portfolio Turnover Rate	3%	14%	27%		15%		25%	16%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the years ended August 31, 2009 and August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.44%, 2.55% and 1.83%, respectively for the same period for the Health & Biotechnology Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the International Equity Portfolio: 1.92% for the six months ended February 28, 2011; 2.29% for the year ended August 31, 2010; 2.04% for the year ended August 31, 2009; 1.94% for the year ended August 31, 2008; 1.82% for the year ended August 31, 2007; and 1.91% for the year ended August 31, 2006.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Health & Biotechnology Portfolio: 2.26% for the six months ended February 28, 2011; 2.41% for the year ended August 31, 2010; 2.56% for the year ended August 31, 2009; 2.30% for the year ended August 31, 2008; 2.13% for the year ended August 31, 2007; and 2.38% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Technology & Communications Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,		August 31,	August 31,	August 31,		August 31,	August 31,
	2011		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 10.66		$ 8.01	$ 9.09	$ 9.95		$ 7.47	$ 7.55
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.23)	(0.15)	(0.15)		(0.15)	(0.15)
Net realized and unrealized gain (loss)	4.93		2.88	(0.93)	(0.71)		2.63	0.07
Total from investment operations	4.81		2.65	(1.08)	(0.86)		2.48	(0.08)
Dividends and Distributions:
Dividends from net investment income	-		-	-	-		-	-
Distributions from realized gains	-		-	-	-		-	-
Total dividends and distributions	-		-	-	-		-	-

Net Asset Value, End of Period	$ 15.47		$ 10.66	$ 8.01	$ 9.09		$ 9.95	$ 7.47

Total Return*	45.12%		33.08%	(11.88)%	(8.64)%		33.20%	(1.06)%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 53,951		$ 8,651	$ 6,507	$ 7,317		$ 3,915	$ 1,914
Ratio of net operating expenses to
average net assets (2)(4)	1.88%	(3)	2.67%	2.80%	2.29%	(3)	2.19%	2.30%
Ratio of net investment income (loss) to
average net assets (2)	(1.62)%		(2.34)%	(2.32)%	(1.57)%		(1.73)%	(1.87)%
Portfolio Turnover Rate	255%		334%	279%	314%		163%	99%

	Energy & Basic Materials Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,		August 31,	August 31,	August 31,		August 31,	August 31,
	2011		2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 11.31		$ 10.72	$ 27.64	$ 34.71		$ 29.93	$ 27.43
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.12)		(0.22)	(0.13)	(0.39)		(0.40)	(0.33)
Net realized and unrealized gain (loss)	6.61		0.81	(11.23)	4.17		6.10	3.19
Total from investment operations	6.49		0.59	(11.36)	3.78		5.70	2.86
Dividends and Distributions:
Dividends from net investment income	-		-	-	-		-	-
Distributions from realized gains	-		-	(5.56)	(10.85)		(0.92)	(0.36)
Total dividends and distributions	-		-	(5.56)	(10.85)		(0.92)	(0.36)

Net Asset Value, End of Period	$ 17.80		$ 11.31	$ 10.72	$ 27.64		$ 34.71	$ 29.93

Total Return*	57.38%		5.50%	(35.08)%	10.71%		19.48%	10.44%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 4,672		$ 3,143	$ 3,090	$ 3,931		$ 3,144	$ 3,632
Ratio of net operating expenses to
average net assets (2)(6)	2.41%	(5)	2.64%	2.81%	2.26%	(5)	2.29%	2.30%
Ratio of net investment income (loss) to
average net assets (6)	(1.62)%		(1.77)%	(1.15)%	(1.28)%		(1.27)%	(1.09)%
Portfolio Turnover Rate	0%		65%	130%	139%		87%	34%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) During the six months ended February 28, 2011 and year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.91% and 1.83%, respectively for the same periods for the Technology & Communications Portfolio.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Technology & Communications Portfolio: 1.91% for the six months ended February 28, 2011; 2.70% for the year ended August 31, 2010; 3.34% for the year ended August 31, 2009; 2.39% for the year ended August 31, 2008; 2.22% for the year ended August 31, 2007; and 2.73% for the year ended August 31, 2006.

(5) During the six months ended February 28, 2011 and year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 2.44% and 2.21%, respectively  for the same periods for the Energy & Basic Materials Portfolio.

(6) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Energy & Basic Materials Portfolio: 2.44% for the six months ended February 28, 2011; 2.64% for the year ended August 31, 2010; 3.00% for the year ended August 31, 2009; 2.30% for the year ended August 31, 2008; 2.31% for the year ended August 31, 2007; and 2.41%, for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Financial Services Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2011	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 5.61	$ 6.36	$ 8.58	$ 12.13		$ 13.50	$ 12.66
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.06)	(0.12)	(0.03)	0.01		(0.07)	0.03
Net realized and unrealized gain (loss)	1.40	(0.63)	(2.19)	(2.41)		0.93	1.68
Total from investment operations	1.34	(0.75)	(2.22)	(2.40)		0.86	1.71
Dividends and Distributions:
Dividends from net investment income	-	-	-	-		-	-
Distributions from realized gains	-	-	-	(1.15)		(2.23)	(0.87)
Total dividends and distributions	-	-	-	(1.15)		(2.23)	(0.87)

Net Asset Value, End of Period	$ 6.95	$ 5.61	$ 6.36	$ 8.58		$ 12.13	$ 13.50

Total Return*	23.89%	(11.79)%	(25.87)%	(21.73)%		5.21%	13.74%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 1,521	$ 1,216	$ 1,124	$ 1,450		$ 1,520	$ 1,478
Ratio of net operating expenses to
average net assets (2)(3)	2.99%	2.99%	2.78%	2.29%		2.29%	2.30%
Ratio of net investment income (loss) to
average net assets (2)	(1.72)%	(1.87)%	(0.54)%	0.13%		(0.49)%	0.24%
Portfolio Turnover Rate	27%	104%	92%	87%		92%	159%

	Investment Quality Bond Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	February 28,	August 31,	August 31,	August 31,		August 31,	August 31,
	2011	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$ 10.52	$ 10.15	$ 9.90	$ 9.75		$ 9.68	$ 9.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.13	0.31	0.28	0.36		0.33	0.29
Net realized and unrealized gain (loss)	(0.18)	0.37	0.25	0.15		0.07	(0.16)
Total from investment operations	(0.05)	0.68	0.53	0.51		0.40	0.13
Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.31)	(0.28)	(0.36)		(0.33)	(0.29)
Distributions from realized gains	(0.18)	-	-	-		-	(0.06)
Total dividends and distributions	(0.31)	(0.31)	(0.28)	(0.36)		(0.33)	(0.35)

Net Asset Value, End of Period	$ 10.16	$ 10.52	$ 10.15	$ 9.90		$ 9.75	$ 9.68

Total Return*	(0.45)%	6.78%	5.44%	5.30%		4.17%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 10,304	$ 11,997	$ 14,135	$ 13,350		$ 13,905	$ 13,835
Ratio of net operating expenses to
average net assets (2)(5)	1.56%	1.75%	1.69%	1.40%	(4)	1.40%	1.40%
Ratio of net investment income (loss) to
average net assets (2)	2.58%	2.99%	2.79%	3.66%		3.41%	2.98%
Portfolio Turnover Rate	14%	31%	45%	39%		49%	35%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Financial Services Portfolio: 3.48% for the six months ended February 28, 2011; 3.81% for the year ended August 31, 2010; 4.17% for the year ended August 31, 2009; 3.29% for the year ended August 31, 2008; 3.42% for the year ended August 31, 2007; and 3.37% for the year ended August 31, 2006.

(4) During the year ended August 31, 2008, the Manager recaptured previously waived/reimbursed expenses.   The ratio of expenses to average net assets excluding the effect of any recapture was 1.36% for the same period for the Investment Quality Bond Portfolio.

(5) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the Investment Quality Bond Portfolio: 1.56% for the six months ended February 28, 2011; 1.75% for the year ended August 31, 2010; 1.69% for the year ended August 31, 2009; 1.40% for the year ended August 31, 2008; 1.50% for the year ended August 31, 2007; and 1.66% for the year ended August 31, 2006.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Municipal Bond Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,		August 31,	August 31,
	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$ 10.06		$ 9.68		$ 9.93		$ 9.99		$ 10.19	$ 10.41
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07		0.19		0.25		0.32		0.32	0.32
Net realized and unrealized gain (loss)	(0.34)		0.38		(0.11)		0.00	**	(0.19)	(0.19)
Total from investment operations	(0.27)		0.57		0.14		0.32		0.13	0.13
Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.19)		(0.25)		(0.32)		(0.32)	(0.32)
Distributions from realized gains	-		-		(0.14)		(0.06)		(0.01)	(0.03)
Total dividends and distributions	(0.08)		(0.19)		(0.39)		(0.38)		(0.33)	(0.35)

Net Asset Value, End of Period	$ 9.71		$ 10.06		$ 9.68		$ 9.93		$ 9.99	$ 10.19

Total Return*	(2.73)%		6.00%		1.22%		3.24%		1.33%	1.30%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,632		$ 3,089		$ 2,512		$ 3,067		$ 4,173	$ 4,849
Ratio of net operating expenses to
average net assets (2)(3)	1.70%		1.90%		1.74%		1.40%		1.40%	1.40%
Ratio of net investment income (loss) to
average net assets (2)	1.54%		1.96%		2.55%		3.16%		3.21%	3.16%
Portfolio Turnover Rate	19%		17%		26%		3%		33%	19%

	U.S. Government Money Market Portfolio - Class I Shares
	(Unaudited)
	Six Months
	Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	February 28,		August 31,		August 31,		August 31,		August 31,	August 31,
	2011		2010		2009		2008		2007	2006
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**	0.00	**	0.00	**	0.02		0.04	0.03
Net realized and unrealized gain (loss)	-		-		-		-		-	-
Total from investment operations	0.00	**	0.00	**	0.00	**	0.02		0.04	0.03
Dividends and Distributions:
Dividends from net investment income	(0.00)	**	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)
Distributions from realized gains	-		-		-		-		-	-
Total dividends and distributions	(0.00)	**	(0.00)	**	(0.00)	**	(0.02)		(0.04)	(0.03)

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total Return*	0.00%		0.01%		0.10%		2.07%		4.10%	3.31%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 16,725		$ 19,253		$ 26,827		$ 26,601		$ 16,027	$ 17,339
Ratio of net operating expenses to
average net assets (2)(4)	0.19%		0.15%	(5)	0.70%	(5)	1.25%		1.25%	1.25%
Ratio of net investment income (loss) to
average net assets (2)	0.01%		0.01%		0.09%		1.93%		4.07%	3.28%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A	N/A
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Annualized for periods less than one year.

(3) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, or reduced by the commission recapture agreement the ratios of net operating expenses to average daily net assets would have been as follows for the Municipal Bond Portfolio: 1.70% for the six months ended February 28, 2011; 2.26% for the year ended August 31, 2010; 1.89% for the year ended August 31, 2009; 1.71% for the year ended August 31, 2008; 1.60% for the year ended August 31, 2007; and 2.16% for the year ended August 31, 2006.

(4) Before the application of any fees waived or reimbursed by Saratoga Capital Management, LLC, the ratios of net operating expenses to average daily net assets would have been as follows for the U.S. Government Money Market Portfolio: 1.16% for the six months ended February 28, 2011; 1.48% for the year ended August 31, 2010; 1.32% for the year ended August 31, 2009; 1.27% for the year ended August 31, 2008; 1.38% for the year ended August 31, 2007; and 1.63% for the year ended August 31, 2006.

(5) The U.S. Government Money Market Portfolio incurred expenses associated with participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds.   The ratio of net operating expenses to average daily net assets including these expenses was 0.16% during the year ended August 31, 2010 and 0.78% during the year ended August 31, 2009.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	James Alpha Global Enhanced Real Return Portfolio - Class I Shares
	(Unaudited)
	February 1,
	2011 (2) to
	February 28,
	2011
Net Asset Value, Beginning of Period	$ 10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.00	**
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.02
Dividends and Distributions:
Dividends from net investment income	-
Distributions from realized gains	-
Total dividends and distributions	-

Net Asset Value, End of Period	$ 10.02

Total Return*	0.20%
Ratios and Supplemental Data:
Net assets, end of period (000s)	$ 3,005
Ratio of net operating expenses to
average net assets (2)(4)	1.25%
Ratio of net investment income (loss) to
average net assets (2)	(0.31)%
Portfolio Turnover Rate	0%
(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of offering.
(3) Annualized for periods less than one year.

(4) Before the application of any fees waived or reimbursed by Armored Wolf, LLC,  the ratios of net operating expenses to average daily net assets would have been as follows for the James Alpha Global Enhanced Real Return Portfolio: 3.34% for the six months ended February 28, 2011.

* Assumes reinvestment of all dividends and distributions.   Aggregate (not annualized) total return is shown for any period shorter than one year.   Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

** Per share amount represents less than $0.01 per share.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2010 through February 28, 2011.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value – 9/1/2010	Ending Account Value – 2/28/2011	Expense Paid 9/1/2010-2/28/2011*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Large Capitalization Value – Class I	$ 1,000.00	$ 1,349.90	$ 8.80	1.51%
Large Capitalization Value – Class A	1,000.00	1,347.10	11.06	1.90
Large Capitalization Value – Class B	1,000.00	1,343.10	14.58	2.51
Large Capitalization Value – Class C	1,000.00	1,342.00	14.58	2.51
Large Capitalization Growth – Class I	1,000.00	1,335.00	8.63	1.49
Large Capitalization Growth – Class A	1,000.00	1,331.90	10.93	1.89
Large Capitalization Growth – Class B	1,000.00	1,327.30	14.37	2.49
Large Capitalization Growth – Class C	1,000.00	1,328.40	14.38	2.49
Mid Capitalization – Class I	1,000.00	1,391.60	10.91	1.84
Mid Capitalization – Class A	1,000.00	1,388.90	13.33	2.25
Mid Capitalization – Class B	1,000.00	1,384.20	16.79	2.84
Mid Capitalization – Class C	1,000.00	1,383.90	16.85	2.85
Small Capitalization – Class I	1,000.00	1,265.70	9.33	1.66
Small Capitalization – Class A	1,000.00	1,263.40	11.50	2.05
Small Capitalization – Class B	1,000.00	1,260.40	14.85	2.65
Small Capitalization – Class C	1,000.00	1,258.40	14.89	2.66
International Equity – Class I	1,000.00	1,222.10	10.58	1.92
International Equity – Class A	1,000.00	1,220.60	12.77	2.32
International Equity – Class B	1,000.00	1,216.70	16.05	2.92
International Equity – Class C	1,000.00	1,217.10	16.05	2.92
Health & Biotechnology – Class I	1,000.00	1,209.10	12.38	2.26
Health & Biotechnology – Class A	1,000.00	1,207.50	14.56	2.66
Health & Biotechnology – Class B	1,000.00	1,204.30	17.87	3.27
Health & Biotechnology – Class C	1,000.00	1,203.40	17.86	3.27
Technology & Communications – Class I	1,000.00	1,451.20	11.61	1.91
Technology & Communications – Class A	1,000.00	1,447.80	14.08	2.32
Technology & Communications – Class B	1,000.00	1,444.00	17.88	2.95
Technology & Communications – Class C	1,000.00	1,444.10	17.51	2.89
Energy & Basic Materials – Class I	1,000.00	1,573.80	15.57	2.44
Energy & Basic Materials – Class A	1,000.00	1,571.20	18.11	2.84
Energy & Basic Materials – Class B	1,000.00	1,565.70	21.88	3.44
Energy & Basic Materials – Class C	1,000.00	1,566.80	21.89	3.44
Financial Services – Class I	1,000.00	1,238.90	16.65	3.00
Financial Services – Class A	1,000.00	1,236.60	18.85	3.40
Financial Services – Class B	1,000.00	1,233.50	22.15	4.00
Financial Services – Class C	1,000.00	1,232.00	22.14	4.00
Investment Quality Bond – Class I	1,000.00	995.50	7.72	1.56
Investment Quality Bond – Class A	1,000.00	992.60	9.68	1.96
Investment Quality Bond – Class B	1,000.00	989.60	12.63	2.56
Investment Quality Bond – Class C	1,000.00	989.60	12.63	2.56
Municipal Bond – Class I	1,000.00	972.70	8.32	1.70
Municipal Bond – Class A	1,000.00	970.70	10.26	2.10
Municipal Bond – Class B	1,000.00	968.70	12.94	2.65
Municipal Bond – Class C	1,000.00	967.90	13.22	2.71
U.S. Government Money Market – Class I	1,000.00	1,000.00	0.94	0.19
U.S. Government Money Market – Class A	1,000.00	1,000.10	2.93	0.59
U.S. Government Money Market – Class B	1,000.00	1,000.00	5.95	1.20
U.S. Government Money Market – Class C	1,000.00	1,000.00	5.90	1.19
James Alpha Global Enhanced Real Return – Class A **	1,000.00	1,000.10	1.15	1.50
James Alpha Global Enhanced Real Return – Class I **	1,000.00	1,000.10	0.96	1.25

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value – 9/1/2010	Ending Account Value – 2/28/2011	Expense Paid 9/1/2010-2/28/2011*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Large Capitalization Value – Class I	$1,000.00	$ 1,017.31	$ 7.55	1.51%
Large Capitalization Value – Class A	1,000.00	1,015.37	9.49	1.90
Large Capitalization Value – Class B	1,000.00	1,012.35	12.52	2.51
Large Capitalization Value – Class C	1,000.00	1,012.35	12.52	2.51
Large Capitalization Growth – Class I	1,000.00	1,017.41	7.45	1.49
Large Capitalization Growth – Class A	1,000.00	1,015.42	9.44	1.89
Large Capitalization Growth – Class B	1,000.00	1,012.45	12.42	2.49
Large Capitalization Growth – Class C	1,000.00	1,012.45	12.42	2.49
Mid Capitalization – Class I	1,000.00	1,015.67	9.20	1.84
Mid Capitalization – Class A	1,000.00	1,013.64	11.23	2.25
Mid Capitalization – Class B	1,000.00	1,010.71	14.16	2.84
Mid Capitalization – Class C	1,000.00	1,010.66	14.21	2.85
Small Capitalization – Class I	1,000.00	1,016.56	8.30	1.66
Small Capitalization – Class A	1,000.00	1,014.63	10.24	2.05
Small Capitalization – Class B	1,000.00	1,011.65	13.22	2.65
Small Capitalization – Class C	1,000.00	1,011.60	13.27	2.66
International Equity – Class I	1,000.00	1,015.27	9.59	1.92
International Equity – Class A	1,000.00	1,013.29	11.58	2.32
International Equity – Class B	1,000.00	1,010.31	14.55	2.92
International Equity – Class C	1,000.00	1,010.31	14.55	2.92
Health & Biotechnology – Class I	1,000.00	1,013.59	11.28	2.26
Health & Biotechnology – Class A	1,000.00	1,011.60	13.27	2.66
Health & Biotechnology – Class B	1,000.00	1,008.58	16.29	3.27
Health & Biotechnology – Class C	1,000.00	1,008.58	16.29	3.27
Technology & Communications – Class I	1,000.00	1,015.32	9.54	1.91
Technology & Communications – Class A	1,000.00	1,013.29	11.58	2.32
Technology & Communications – Class B	1,000.00	1,010.17	14.70	2.95
Technology & Communications – Class C	1,000.00	1,010.46	14.41	2.89
Energy & Basic Materials – Class I	1,000.00	1,012.69	12.18	2.44
Energy & Basic Materials – Class A	1,000.00	1,010.71	14.16	2.84
Energy & Basic Materials – Class B	1,000.00	1,007.74	17.12	3.44
Energy & Basic Materials – Class C	1,000.00	1,007.74	17.12	3.44
Financial Services – Class I	1,000.00	1,009.92	14.95	3.00
Financial Services – Class A	1,000.00	1,007.93	16.93	3.40
Financial Services – Class B	1,000.00	1,004.96	19.88	4.00
Financial Services – Class C	1,000.00	1,004.96	19.88	4.00
Investment Quality Bond – Class I	1,000.00	1,017.06	7.80	1.56
Investment Quality Bond – Class A	1,000.00	1,015.08	9.79	1.96
Investment Quality Bond – Class B	1,000.00	1,012.10	12.77	2.56
Investment Quality Bond – Class C	1,000.00	1,012.10	12.77	2.56
Municipal Bond – Class I	1,000.00	1,016.36	8.50	1.70
Municipal Bond – Class A	1,000.00	1,014.38	10.49	2.10
Municipal Bond – Class B	1,000.00	1,011.65	13.22	2.65
Municipal Bond – Class C	1,000.00	1,011.36	13.51	2.71
U.S. Government Money Market – Class I	1,000.00	1,023.85	0.95	0.19
U.S. Government Money Market – Class A	1,000.00	1,021.87	2.96	0.59
U.S. Government Money Market – Class B	1,000.00	1,018.84	6.01	1.20
U.S. Government Money Market – Class C James Alpha Global Enhanced Real Return – Class A ** James Alpha Global Enhanced Real Return – Class I **	1,000.00 1,000.00 1,000.00	1,018.89 1,003.38 1,003.38	5.96 0.45 0.45	1.19 1.50 1.25

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

** Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 28/365 (to reflect the days in reporting period).

THE SARATOGA

ADVANTAGE TRUST

Privacy Policy for the Saratoga Advantage Trust

The Saratoga Advantage Trust (“Saratoga”) respects your right to privacy.   We also know that you expect us to conduct and process your business in an accurate and efficient manner.   To do so, we must collect and maintain certain non-public personal information about you.   This is the information we collect from you on applications or other forms, from your activities on our website, and from the transactions you make with us, our affiliates or third parties.  We do not disclose any non-public personal information about you or any of our former customers to anyone, except as permitted by law.   Specifically, so that we may continue to offer you investment products and services to help you meet your investing needs, and to effect transactions that you request or authorize, we may disclose the non-public personal information we collect to companies that perform services on our behalf, such as Saratoga’s transfer agent, or printers and mailers that assist us in the distribution of investor materials.   These companies are instructed to use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.   To protect your non-public personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your non-public personal information.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the period ended June 30, 2010 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-672-4839.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 28, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Saratoga Advantage Trust

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/ Jonathan W. Ventimiglia

            Jonathan W. Ventimiglia, Vice President, Assistant Secretary,

            Treasurer and Chief Financial Officer

Date

5/9/11

By (Signature and Title)

*

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date

5/9/11

* Print the name and title of each signing officer under his or her signature.